UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

DECEMBER 31, 2012

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP

Contents
3 Performance Summary
4 Management Summary
5 Portfolio Summary
6 Investment Portfolio
40 Statement of Assets and Liabilities
41 Statement of Operations
42 Statement of Changes in Net Assets
44 Financial Highlights
45 Notes to Financial Statements
50 Report of Independent Registered Public Accounting Firm
51 Information About Your Fund's Expenses
52 Tax Information
52 Proxy Voting
53 Investment Management Agreement Approval
56 Summary of Management Fee Evaluation by Independent Fee Consultant
58 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. The Fund may lend securities to approved institutions. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2012 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2012 are 0.57% and 0.82% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Growth of an Assumed $10,000 Investment

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2012)
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,625	$14,045	$11,711	$24,266
	Average annual total return	16.25%	11.99%	3.21%	9.27%
Russell 2000 Index	Growth of $10,000	$11,635	$14,143	$11,909	$25,279
	Average annual total return	16.35%	12.25%	3.56%	9.72%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,588	$13,944	$11,564	$23,658
	Average annual total return	15.88%	11.72%	2.95%	8.99%
Russell 2000 Index	Growth of $10,000	$11,635	$14,143	$11,909	$25,279
	Average annual total return	16.35%	12.25%	3.56%	9.72%

The growth of $10,000 is cumulative.

Management Summary December 31, 2012 (Unaudited)

At the start of 2012, low U.S. inflation and attractive equity valuations helped investors to become more confident that the U.S. recovery could be sustained, despite lingering concerns regarding sovereign debt problems in Greece and Spain and a possible hard economic landing in China.1 In May 2012, investor risk aversion resurfaced, owing to heightened concerns about Greece's possible departure from the Eurozone. Markets then received a major boost in July on encouraging statements by European Central Bank President Mario Draghi concerning his determination to do "whatever it takes" to preserve the euro currency. During the fourth quarter, severe damage from Hurricane Sandy, as well as uncertainty over the outcome of the U.S. fiscal cliff standoff and the presidential election, dampened market sentiment. From mid-November through year-end 2012, though, sentiment improved as economic data seemed to forecast a reacceleration in China's economy. Lastly, after a long series of contentious congressional negotiations, a fiscal cliff deal was finally reached in the early hours of January 1, 2013.

For the 12 months ended December 31, 2012, Class A shares of the Fund returned 16.25% (unadjusted for contract charges), compared with the 16.35% return of the Russell 2000® Index.2

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the index.3 Going forward, we will continue to seek returns that approximate those of the index.

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

Portfolio Manager

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

1 Sovereign debt is debt that is issued by a national government.

2 The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

3 Price-to-earnings (P/E) ratio, or earnings multiple, is the price of a stock divided by its earnings per share. It is a widely used gauge of a stock's valuation that indicates what investors are paying for a company's earnings on a per share basis. Price-to-book (P/B) ratio is a measure of a stock's valuation relative to its book value (or total assets minus liabilities). A debt-to-asset ratio indicates what proportion of the company's assets are being financed through debt. A dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Portfolio Summary (Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/12	12/31/11

Common Stocks	98%	97%
Cash Equivalents	2%	2%
Government & Agency Obligations	0%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks and Warrants)	12/31/12	12/31/11

Financials	23%	22%
Information Technology	17%	17%
Industrials	16%	15%
Consumer Discretionary	14%	13%
Health Care	12%	13%
Energy	6%	7%
Materials	5%	4%
Consumer Staples	3%	4%
Utilities	3%	4%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.6% of Net Assets)
1. Ocwen Financial Corp. Diversified financial services holding company	0.3%
2. Genesee & Wyoming, Inc. Operator of short-line and regional freight railroads	0.3%
3. Two Harbors Investment Corp. A real estate investment trust that focuses on investing in, financing and managing residential mortgage-backed securities and related investments	0.3%
4. Pharmacyclics, Inc. A pharmaceutical company	0.3%
5. Starwood Property Trust, Inc. A real estate investment company that invests in commercial and residential mortgage loans and mortgage-backed securities as well as other commercial real-estate-related debt investments	0.3%
6. CommVault Systems, Inc. Provides data management software applications and related services	0.3%
7. Alaska Air Group, Inc. Provider of scheduled and charter airline services	0.2%
8. Dril-Quip, Inc. Designer and manufacturer of offshore drilling and production equipment	0.2%
9. The Warnaco Group, Inc. Designs, sources, markets, licenses and distributes apparel	0.2%
10. WEX, Inc. Provides payment processing and information management services	0.2%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund's investment portfolio, see page 6.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2012

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 13.6%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	17,337	194,174
Cooper Tire & Rubber Co.	16,283	412,937
Dana Holding Corp.	38,263	597,286
Dorman Products, Inc.	6,369	225,081
Drew Industries, Inc.	4,973	160,379
Exide Technologies*	20,949	71,646
Federal-Mogul Corp.*	4,957	39,755
Fuel Systems Solutions, Inc.* (a)	3,939	57,903
Gentherm, Inc.* (a)	7,786	103,554
Modine Manufacturing Co.*	11,933	97,015
Shiloh Industries, Inc.	1,452	14,956
Spartan Motors, Inc. (a)	9,110	44,912
Standard Motor Products, Inc. (a)	5,261	116,899
Stoneridge, Inc.*	6,776	34,693
Superior Industries International, Inc.	6,042	123,257
Tenneco, Inc.*	15,844	556,283
Tower International, Inc.*	1,701	13,693
		2,864,423
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,479	128,115
Distributors 0.2%
Core-Mark Holding Co., Inc.	2,935	138,972
Pool Corp.	12,290	520,113
VOXX International Corp.*	4,797	32,284
Weyco Group, Inc. (a)	1,795	41,931
		733,300
Diversified Consumer Services 1.1%
American Public Education, Inc.* (a)	4,685	169,175
Ascent Capital Group, Inc. "A"*	3,674	227,568
Bridgepoint Education, Inc.* (a)	4,291	44,197
Capella Education Co.*	3,298	93,103
Career Education Corp.*	13,898	48,921
Carriage Services, Inc.	4,278	50,780
Coinstar, Inc.* (a)	8,166	424,714
Collectors Universe, Inc.	1,449	14,533
Corinthian Colleges, Inc.* (a)	20,624	50,323
Education Management Corp.* (a)	7,160	31,361
Grand Canyon Education, Inc.*	10,422	244,604
Hillenbrand, Inc.	14,305	323,436
K12, Inc.* (a)	6,910	141,240
LifeLock, Inc.* (a)	4,675	38,008
Lincoln Educational Services Corp.	5,887	32,908
Mac-Gray Corp.	3,169	39,771
Matthews International Corp. "A"	7,313	234,747
National American University Holdings, Inc.	2,172	8,362
Regis Corp. (a)	15,038	254,443
Sotheby's (a)	17,532	589,426
Steiner Leisure Ltd.*	3,932	189,483
Stewart Enterprises, Inc. "A" (a)	19,249	147,062
Strayer Education, Inc. (a)	3,083	173,172
Universal Technical Institute, Inc.	5,638	56,606
		3,627,943
	Shares	Value ($)

Hotels, Restaurants & Leisure 3.0%
AFC Enterprises, Inc.*	6,315	165,011
Ameristar Casinos, Inc.	8,566	224,772
Biglari Holdings, Inc.*	318	124,026
BJ's Restaurants, Inc.* (a)	6,379	209,869
Bloomin' Brands, Inc.*	4,828	75,510
Bluegreen Corp.*	3,840	36,019
Bob Evans Farms, Inc.	7,586	304,957
Boyd Gaming Corp.* (a)	14,240	94,554
Bravo Brio Restaurant Group, Inc.* (a)	4,916	66,022
Buffalo Wild Wings, Inc.* (a)	4,851	353,250
Caesars Entertainment Corp.* (a)	9,684	67,013
Caribou Coffee Co., Inc.* (a)	5,345	86,536
Carrols Restaurant Group, Inc.*	3,530	21,109
CEC Entertainment, Inc.	4,750	157,652
Churchill Downs, Inc.	3,358	223,139
Chuy's Holdings, Inc.*	1,760	39,318
Cracker Barrel Old Country Store, Inc.	4,974	319,629
Del Frisco's Restaurant Group, Inc.*	1,522	23,728
Denny's Corp.*	24,527	119,692
DineEquity, Inc.* (a)	3,987	267,129
Domino's Pizza, Inc.	15,018	654,034
Einstein Noah Restaurant Group, Inc.	1,466	17,900
Fiesta Restaurant Group, Inc.*	4,324	66,244
Frisch's Restaurants, Inc.	838	15,503
Ignite Restaurant Group, Inc.* (a)	1,775	23,075
International Speedway Corp. "A"	7,172	198,091
Interval Leisure Group, Inc.	9,992	193,745
Isle of Capri Casinos, Inc.* (a)	5,455	30,548
Jack in the Box, Inc.*	11,538	329,987
Jamba, Inc.* (a)	19,954	44,697
Krispy Kreme Doughnuts, Inc.*	15,386	144,321
LIFE TIME FITNESS, Inc.* (a)	11,091	545,788
Luby's, Inc.* (a)	5,004	33,477
Marcus Corp.	4,894	61,028
Marriott Vacations Worldwide Corp.*	6,932	288,856
Monarch Casino & Resort, Inc.*	2,265	24,711
Morgans Hotel Group Co.*	5,613	31,096
MTR Gaming Group, Inc.*	6,053	25,241
Multimedia Games Holding Co., Inc.*	7,067	103,956
Nathan's Famous, Inc.*	715	24,095
Orient-Express Hotels Ltd. "A"*	24,966	291,853
Papa John's International, Inc.*	4,683	257,284
Pinnacle Entertainment, Inc.*	15,301	242,215
Premier Exhibitions, Inc.*	6,895	18,685
Red Lion Hotels Corp.*	3,771	29,753
Red Robin Gourmet Burgers, Inc.*	3,788	133,679
Ruby Tuesday, Inc.* (a)	16,768	131,796
Ruth's Hospitality Group, Inc.* (a)	9,324	67,785
Scientific Games Corp. "A"*	13,536	117,357
SHFL Entertainment, Inc.*	14,295	207,277
Six Flags Entertainment Corp. (a)	10,298	630,238
Sonic Corp.*	14,719	153,225
Speedway Motorsports, Inc.	2,904	51,807
	Shares	Value ($)

Texas Roadhouse, Inc. (a)	16,312	274,042
The Cheesecake Factory, Inc. (a)	14,019	458,702
Town Sports International Holdings, Inc.	6,220	66,243
Vail Resorts, Inc. (a)	9,310	503,578
WMS Industries, Inc.*	14,324	250,670
		9,721,517
Household Durables 1.2%
American Greetings Corp. "A" (a)	8,169	137,975
Bassett Furniture Industries, Inc.	3,038	37,884
Beazer Homes U.S.A., Inc.* (a)	6,236	105,326
Blyth, Inc. (a)	2,728	42,420
Cavco Industries, Inc.* (a)	1,733	86,615
CSS Industries, Inc.	2,392	52,361
Ethan Allen Interiors, Inc. (a)	6,275	161,330
Flexsteel Industries, Inc.	1,212	25,997
Helen of Troy Ltd.*	8,243	275,234
Hooker Furniture Corp.	2,904	42,195
Hovnanian Enterprises, Inc. "A"* (a)	27,589	193,123
iRobot Corp.* (a)	7,135	133,710
KB HOME (a)	20,102	317,612
La-Z-Boy, Inc.	13,428	190,006
Libbey, Inc.* (a)	5,245	101,491
Lifetime Brands, Inc. (a)	2,536	26,907
M.D.C. Holdings, Inc. (a)	9,950	365,762
M/I Homes, Inc.* (a)	5,644	149,566
Meritage Homes Corp.*	7,963	297,418
NACCO Industries, Inc. "A"	1,430	86,787
Ryland Group, Inc. (a)	11,622	424,203
Sealy Corp.* (a)	13,302	28,865
Skullcandy, Inc.* (a)	4,347	33,863
Standard Pacific Corp.* (a)	29,956	220,177
Universal Electronics, Inc.*	3,966	76,742
Zagg, Inc.* (a)	6,833	50,291
		3,663,860
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	6,901	25,327
Blue Nile, Inc.* (a)	3,223	124,085
CafePress, Inc.*	1,242	7,166
Geeknet, Inc.* (a)	1,184	19,062
HSN, Inc.	9,260	510,041
Kayak Software Corp.* (a)	918	36,463
NutriSystem, Inc. (a)	7,038	57,641
Orbitz Worldwide, Inc.*	5,489	14,930
Overstock.com, Inc.* (a)	2,996	42,873
PetMed Express, Inc. (a)	5,415	60,107
Shutterfly, Inc.* (a)	9,293	277,582
U.S. Auto Parts Network, Inc.* (a)	4,076	7,459
Vitacost.com, Inc.* (a)	5,951	40,348
		1,223,084
Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	3,262	108,918
Black Diamond, Inc.* (a)	5,636	46,215
Brunswick Corp. (a)	23,269	676,895
Callaway Golf Co. (a)	17,117	111,260
JAKKS Pacific, Inc.	5,609	70,225
Johnson Outdoors, Inc. "A"* (a)	1,520	30,278
LeapFrog Enterprises, Inc.*	12,885	111,198
Marine Products Corp.	3,050	17,446
Smith & Wesson Holding Corp.* (a)	16,853	142,239
Steinway Musical Instruments, Inc.*	1,732	36,632
	Shares	Value ($)

Sturm, Ruger & Co., Inc. (a)	4,984	226,274
		1,577,580
Media 1.2%
Arbitron, Inc.	6,873	320,832
Beasley Broadcast Group, Inc. "A"	1,185	5,795
Belo Corp. "A"	24,216	185,737
Carmike Cinemas, Inc.*	4,747	71,205
Central European Media Enterprises Ltd. "A"* (a)	9,084	55,685
Crown Media Holdings, Inc.* (a)	7,874	14,567
Cumulus Media, Inc. "A"* (a)	16,841	44,965
Daily Journal Corp.* (a)	263	24,341
Digital Generation, Inc.*	7,038	76,433
Entercom Communications Corp. "A"* (a)	6,479	45,223
Entravision Communications Corp. "A"	13,431	22,295
Fisher Communications, Inc.	2,319	62,590
Global Sources Ltd.* (a)	5,067	32,834
Harte-Hanks, Inc.	11,373	67,101
Journal Communications, Inc. "A"*	10,430	56,426
LIN TV Corp. "A"*	7,600	57,228
Lions Gate Entertainment Corp.* (a)	22,081	362,128
Live Nation Entertainment, Inc.*	36,467	339,508
Martha Stewart Living Omnimedia, Inc. "A"*	7,657	18,760
McClatchy Co. "A"* (a)	14,716	48,121
MDC Partners, Inc. "A"	6,735	76,105
Meredith Corp. (a)	9,457	325,794
National CineMedia, Inc.	14,562	205,761
New York Times Co. "A"*	35,540	303,156
Nexstar Broadcasting Group, Inc. "A"*	2,951	31,251
Outdoor Channel Holdings, Inc.	3,731	28,355
ReachLocal, Inc.*	2,611	33,708
Reading International, Inc. "A"*	4,460	26,805
Rentrak Corp.*	2,404	46,854
Saga Communications, Inc. "A"	945	43,942
Salem Communications Corp. "A"	2,719	14,846
Scholastic Corp. (a)	6,736	199,116
Shutterstock, Inc.*	1,337	34,762
Sinclair Broadcast Group, Inc. "A"	13,077	165,032
The E.W. Scripps Co. "A"*	7,911	85,518
Valassis Communications, Inc. (a)	10,391	267,880
Value Line, Inc. (a)	300	2,691
World Wrestling Entertainment, Inc. "A" (a)	7,267	57,337
		3,860,687
Multiline Retail 0.2%
Fred's, Inc. "A" (a)	9,470	126,046
Gordmans Stores, Inc.*	2,268	34,065
Saks, Inc.* (a)	28,579	300,365
The Bon-Ton Stores, Inc. (a)	3,254	39,439
Tuesday Morning Corp.*	10,431	65,194
		565,109
Specialty Retail 3.4%
Aeropostale, Inc.*	21,198	275,786
America's Car-Mart, Inc.*	2,046	82,904
ANN, Inc.* (a)	12,603	426,486
Asbury Automotive Group, Inc.*	7,219	231,225
Barnes & Noble, Inc.* (a)	7,283	109,900
bebe stores, inc. (a)	9,268	36,979
Big 5 Sporting Goods Corp. (a)	4,473	58,596
	Shares	Value ($)

Body Central Corp.*	4,334	43,167
Brown Shoe Co., Inc. (a)	11,123	204,330
Cabela's, Inc.* (a)	12,082	504,423
Casual Male Retail Group, Inc.*	10,203	42,853
Cato Corp. "A"	7,101	194,780
Children's Place Retail Stores, Inc.* (a)	6,334	280,533
Citi Trends, Inc.* (a)	3,928	54,049
Conn's, Inc.*	4,354	133,581
Destination Maternity Corp. (a)	3,360	72,442
Express, Inc.*	23,306	351,688
Five Below, Inc.* (a)	2,903	93,012
Francesca's Holdings Corp.* (a)	9,064	235,301
Genesco, Inc.*	6,384	351,120
Group 1 Automotive, Inc.	5,977	370,514
Haverty Furniture Companies, Inc.	5,054	82,431
hhgregg, Inc.* (a)	4,291	30,123
Hibbett Sports, Inc.*	6,888	362,998
Hot Topic, Inc.	10,778	104,008
Jos. A. Bank Clothiers, Inc.* (a)	7,253	308,833
Kirkland's, Inc.*	3,583	37,944
Lithia Motors, Inc. "A" (a)	5,632	210,749
Lumber Liquidators Holdings, Inc.* (a)	7,188	379,742
MarineMax, Inc.* (a)	5,482	49,009
Mattress Firm Holding Corp.* (a)	2,951	72,388
Monro Muffler Brake, Inc. (a)	8,030	280,809
New York & Co., Inc.*	6,834	26,038
Office Depot, Inc.*	73,664	241,618
OfficeMax, Inc.	22,494	219,541
Orchard Supply Hardware Stores Corp. "A"*	514	3,809
Penske Automotive Group, Inc.	11,078	333,337
Perfumania Holdings, Inc.*	1,371	6,745
Pier 1 Imports, Inc. (a)	25,140	502,800
RadioShack Corp. (a)	26,658	56,515
Rent-A-Center, Inc.	15,373	528,216
Restoration Hardware Holdings, Inc.* (a)	1,418	47,829
Rue21, Inc.* (a)	3,974	112,822
Select Comfort Corp.*	14,809	387,552
Shoe Carnival, Inc.	3,582	73,395
Sonic Automotive, Inc. "A" (a)	11,051	230,855
Stage Stores, Inc.	7,953	197,075
Stein Mart, Inc.	7,238	54,575
Systemax, Inc. (a)	2,979	28,747
Teavana Holdings, Inc.* (a)	2,356	36,518
The Buckle, Inc. (a)	7,234	322,926
The Finish Line, Inc. "A"	13,259	250,993
The Men's Wearhouse, Inc.	13,289	414,085
The Pep Boys — Manny, Moe & Jack (a)	13,703	134,700
The Wet Seal, Inc. "A"*	23,786	65,649
Tilly's, Inc. "A"* (a)	2,459	33,172
Vitamin Shoppe, Inc.* (a)	7,681	440,582
West Marine, Inc.* (a)	3,980	42,785
Winmark Corp. (a)	579	33,003
Zumiez, Inc.* (a)	5,676	110,171
		11,008,756
Textiles, Apparel & Luxury Goods 1.5%
Cherokee, Inc. (a)	2,026	27,776
Columbia Sportswear Co. (a)	3,176	169,471
Crocs, Inc.*	23,427	337,115
Culp, Inc.	2,339	35,108
	Shares	Value ($)

Delta Apparel, Inc.* (a)	1,898	26,534
Fifth & Pacific Companies, Inc.* (a)	28,343	352,870
G-III Apparel Group Ltd.* (a)	4,292	146,915
Iconix Brand Group, Inc.* (a)	18,449	411,782
K-Swiss, Inc. "A"*	7,254	24,373
Maidenform Brands, Inc.* (a)	5,987	116,687
Movado Group, Inc.	4,562	139,962
Oxford Industries, Inc. (a)	3,635	168,519
Perry Ellis International, Inc. (a)	3,184	63,362
Quiksilver, Inc.*	33,397	141,937
R.G. Barry Corp.	2,256	31,968
Skechers U.S.A., Inc. "A"* (a)	9,836	181,966
Steven Madden Ltd.*	10,240	432,845
The Jones Group, Inc.	21,281	235,368
The Warnaco Group, Inc.*	10,634	761,075
True Religion Apparel, Inc.	6,716	170,721
Tumi Holdings, Inc.* (a)	5,554	115,801
Unifi, Inc.*	3,776	49,126
Vera Bradley, Inc.* (a)	5,199	130,495
Wolverine World Wide, Inc.	12,584	515,692
		4,787,468
Consumer Staples 3.4%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	2,024	272,127
Central European Distribution Corp.* (a)	17,678	38,361
Coca-Cola Bottling Co. Consolidated (a)	1,179	78,403
Craft Brewers Alliance, Inc.* (a)	2,920	18,922
National Beverage Corp. (a)	2,978	43,449
		451,262
Food & Staples Retailing 1.0%
Arden Group, Inc. "A" (a)	314	28,251
Casey's General Stores, Inc.	9,932	527,389
Harris Teeter Supermarkets, Inc.	11,374	438,581
Ingles Markets, Inc. "A"	3,161	54,559
Nash Finch Co.	3,191	67,904
Natural Grocers by Vitamin Cottage, Inc.*	1,874	35,775
Pantry, Inc.*	6,190	75,085
PriceSmart, Inc.	4,738	365,063
Rite Aid Corp.*	171,225	232,866
Roundy's, Inc. (a)	5,548	24,689
Spartan Stores, Inc. (a)	5,547	85,202
SUPERVALU, Inc. (a)	55,033	135,932
Susser Holdings Corp.*	2,855	98,469
The Andersons, Inc.	4,795	205,705
The Chefs' Warehouse, Inc.* (a)	2,952	46,671
United Natural Foods, Inc.*	12,648	677,806
Village Super Market, Inc. "A"	2,120	69,663
Weis Markets, Inc. (a)	2,936	115,003
		3,284,613
Food Products 1.5%
Alico, Inc. (a)	948	34,725
Annie's, Inc.* (a)	1,340	44,796
B&G Foods, Inc.	13,690	387,564
Boulder Brands Inc.*	15,304	197,422
Cal-Maine Foods, Inc. (a)	3,740	150,423
Calavo Growers, Inc. (a)	3,141	79,185
Chiquita Brands International, Inc.* (a)	11,810	97,432
Darling International, Inc.*	30,460	488,578
Diamond Foods, Inc. (a)	5,683	77,687
	Shares	Value ($)

Dole Food Co., Inc.* (a)	9,310	106,786
Farmer Brothers Co.*	1,596	23,030
Fresh Del Monte Produce, Inc.	9,884	260,443
Griffin Land & Nurseries, Inc.	794	21,438
Hain Celestial Group, Inc.*	9,535	516,988
Inventure Foods, Inc.*	3,501	22,721
J & J Snack Foods Corp.	3,840	245,530
John B. Sanfilippo & Son, Inc.	2,132	38,760
Lancaster Colony Corp. (a)	4,762	329,483
Lifeway Foods, Inc.	1,483	12,961
Limoneira Co. (a)	2,056	39,866
Omega Protein Corp.*	5,139	31,451
Pilgrim's Pride Corp.* (a)	15,924	115,449
Post Holdings, Inc.*	6,823	233,688
Sanderson Farms, Inc.	5,962	283,493
Seneca Foods Corp. "A"* (a)	2,175	66,120
Snyder's-Lance, Inc.	11,465	276,421
Tootsie Roll Industries, Inc. (a)	6,152	159,460
TreeHouse Foods, Inc.*	9,292	484,392
Westway Group, Inc. (a)	3,271	21,817
		4,848,109
Household Products 0.2%
Central Garden & Pet Co. "A"* (a)	9,868	103,121
Harbinger Group, Inc.*	10,383	79,845
Oil-Dri Corp. of America (a)	1,278	35,273
Orchids Paper Products Co. (a)	1,548	31,300
Spectrum Brands Holdings, Inc.*	5,991	269,176
WD-40 Co. (a)	4,098	193,057
		711,772
Personal Products 0.3%
Elizabeth Arden, Inc.*	6,575	295,941
Female Health Co. (a)	4,952	35,555
Inter Parfums, Inc. (a)	4,266	83,016
Medifast, Inc.* (a)	3,588	94,687
Nature's Sunshine Products, Inc.	2,941	42,586
Nutraceutical International Corp.	2,155	35,644
Prestige Brands Holdings, Inc.* (a)	13,085	262,093
Revlon, Inc. "A"* (a)	2,941	42,644
Synutra International, Inc.* (a)	4,155	19,238
USANA Health Sciences, Inc.* (a)	1,526	50,251
		961,655
Tobacco 0.2%
Alliance One International, Inc.* (a)	21,970	79,971
Star Scientific, Inc.* (a)	37,704	101,047
Universal Corp. (a)	6,074	303,153
Vector Group Ltd. (a)	14,516	215,853
		700,024
Energy 5.9%
Energy Equipment & Services 2.0%
Basic Energy Services, Inc.* (a)	7,824	89,272
Bolt Technology Corp.	2,294	32,735
Bristow Group, Inc.	9,317	499,950
C&J Energy Services, Inc.*	11,579	248,254
Cal Dive International, Inc.* (a)	25,460	44,046
Dawson Geophysical Co.*	2,084	54,976
Dril-Quip, Inc.*	10,422	761,327
Exterran Holdings, Inc.*	16,923	370,952
Forbes Energy Services Ltd.*	3,953	10,001
Forum Energy Technologies, Inc.* (a)	5,729	141,793
Geospace Technologies Corp.*	3,308	293,982
Global Geophysical Services, Inc.*	5,486	21,121
	Shares	Value ($)

Gulf Island Fabrication, Inc.	3,633	87,301
GulfMark Offshore, Inc. "A"	6,937	238,980
Heckmann Corp.* (a)	37,070	149,392
Helix Energy Solutions Group, Inc.* (a)	27,511	567,827
Hercules Offshore, Inc.*	41,226	254,777
Hornbeck Offshore Services, Inc.*	9,180	315,241
ION Geophysical Corp.* (a)	34,303	223,313
Key Energy Services, Inc.*	39,293	273,086
Lufkin Industries, Inc. (a)	8,762	509,335
Matrix Service Co.*	6,518	74,957
Mitcham Industries, Inc.*	3,405	46,410
Natural Gas Services Group*	3,103	50,951
Newpark Resources, Inc.* (a)	23,218	182,261
Parker Drilling Co.*	31,020	142,692
PHI, Inc. (Non Voting)*	3,313	110,952
Pioneer Energy Services Corp.*	15,812	114,795
RigNet, Inc.*	3,290	67,215
Tesco Corp.*	8,091	92,157
TETRA Technologies, Inc.*	19,863	150,760
TGC Industries, Inc.	3,902	31,957
Vantage Drilling Co.* (a)	48,442	88,649
Willbros Group, Inc.*	9,596	51,435
		6,392,852
Oil, Gas & Consumable Fuels 3.9%
Abraxas Petroleum Corp.*	21,828	47,803
Adams Resources & Energy, Inc.	564	19,779
Alon U.S.A. Energy, Inc. (a)	2,399	43,398
Amyris, Inc.* (a)	8,114	25,316
Apco Oil & Gas International, Inc. (a)	2,369	29,162
Approach Resources, Inc.* (a)	8,644	216,186
Arch Coal, Inc. (a)	55,323	404,964
Berry Petroleum Co. "A" (a)	13,633	457,387
Bill Barrett Corp.* (a)	12,513	222,606
Bonanza Creek Energy, Inc.*	2,652	73,699
BPZ Resources, Inc.* (a)	26,574	83,708
Callon Petroleum Co.*	10,172	47,808
Carrizo Oil & Gas, Inc.*	10,294	215,350
Ceres, Inc.*	1,513	6,869
Clayton Williams Energy, Inc.* (a)	1,497	59,880
Clean Energy Fuels Corp.* (a)	17,184	213,941
Cloud Peak Energy, Inc.*	15,853	306,439
Comstock Resources, Inc.*	12,506	189,216
Contango Oil & Gas Co. (a)	3,287	139,237
Crimson Exploration, Inc.*	5,588	15,311
Crosstex Energy, Inc.	10,591	151,875
CVR Energy, Inc.* (a)	4,314	210,480
Delek U.S. Holdings, Inc.	4,357	110,319
Diamondback Energy, Inc.*	3,733	71,375
Emerald Oil, Inc.* (a)	4,173	21,867
Endeavour International Corp.* (a)	11,676	60,482
Energy XXI (Bermuda) Ltd. (a)	20,420	657,320
EPL Oil & Gas, Inc.*	7,182	161,954
Evolution Petroleum Corp.*	4,547	36,967
Forest Oil Corp.*	30,607	204,761
Frontline Ltd.* (a)	13,711	44,698
FX Energy, Inc.* (a)	13,894	57,104
GasLog Ltd. (a)	5,877	73,051
Gastar Exploration Ltd.* (a)	14,946	18,085
Gevo, Inc.* (a)	8,485	13,067
Goodrich Petroleum Corp.* (a)	6,925	64,541
Green Plains Renewable Energy, Inc.* (a)	6,687	52,894
	Shares	Value ($)

Gulfport Energy Corp.*	14,516	554,802
Halcon Resources Corp.*	28,985	200,576
Hallador Energy Co. (a)	1,765	14,579
Harvest Natural Resources, Inc.* (a)	10,030	90,972
Isramco, Inc.* (a)	272	28,285
KiOR, Inc.* (a)	7,072	45,332
Knightsbridge Tankers Ltd. (a)	6,541	34,340
Kodiak Oil & Gas Corp.*	68,234	603,871
Magnum Hunter Resources Corp.* (a)	38,092	151,987
Matador Resources Co.*	3,688	30,242
McMoRan Exploration Co.* (a)	26,416	423,977
Midstates Petroleum Co., Inc.*	6,439	44,365
Miller Energy Resources, Inc.* (a)	8,307	32,896
Nordic American Tankers Ltd. (a)	13,565	118,694
Northern Oil & Gas, Inc.* (a)	16,465	276,941
Oasis Petroleum, Inc.*	20,691	657,974
Panhandle Oil & Gas, Inc. (a)	1,844	52,056
PDC Energy, Inc.* (a)	7,784	258,507
Penn Virginia Corp. (a)	14,303	63,076
PetroQuest Energy, Inc.* (a)	14,476	71,656
Quicksilver Resources, Inc.* (a)	30,020	85,857
Renewable Energy Group, Inc.* (a)	1,932	11,322
Rentech, Inc. (a)	59,018	155,217
Resolute Energy Corp.* (a)	12,350	100,406
REX American Resources Corp.*	1,571	30,305
Rex Energy Corp.* (a)	11,176	145,512
Rosetta Resources, Inc.*	13,689	620,933
Sanchez Energy Corp.*	3,103	55,854
Saratoga Resources, Inc.* (a)	4,876	17,261
Scorpio Tankers, Inc.* (a)	14,632	104,034
SemGroup Corp. "A"*	10,930	427,144
Ship Finance International Ltd. (a)	12,598	209,505
Solazyme, Inc.* (a)	8,770	68,932
Stone Energy Corp.*	12,838	263,436
Swift Energy Co.* (a)	11,108	170,952
Synergy Resources Corp.*	10,493	56,557
Targa Resources Corp.	7,504	396,511
Teekay Tankers Ltd. "A" (a)	16,900	49,010
Triangle Petroleum Corp.* (a)	11,128	66,657
Uranerz Energy Corp.* (a)	16,739	23,267
Uranium Energy Corp.* (a)	22,731	58,191
VAALCO Energy, Inc.*	14,931	129,153
W&T Offshore, Inc. (a)	8,976	143,885
Warren Resources, Inc.*	19,323	54,298
Western Refining, Inc. (a)	14,940	421,159
Westmoreland Coal Co.* (a)	2,959	27,637
ZaZa Energy Corp.* (a)	6,661	13,655
		12,490,677
Financials 22.0%
Capital Markets 2.5%
Apollo Investment Corp.	52,927	442,470
Arlington Asset Investment Corp. "A" (a)	2,890	60,025
Artio Global Investors, Inc. "A"	8,152	15,489
BGC Partners, Inc. "A"	24,873	86,061
BlackRock Kelso Capital Corp. (a)	19,069	191,834
Calamos Asset Management, Inc. "A" (a)	5,040	53,273
Capital Southwest Corp.	758	75,520
CIFC Corp.* (a)	1,725	13,800
Cohen & Steers, Inc. (a)	4,779	145,616
	Shares	Value ($)

Cowen Group, Inc. "A"*	23,536	57,663
Diamond Hill Investment Group (a)	700	47,502
Duff & Phelps Corp. "A" (a)	7,973	124,538
Epoch Holding Corp. (a)	4,096	114,278
Evercore Partners, Inc. "A"	7,418	223,949
FBR & Co.*	8,862	34,296
Fidus Investment Corp. (a)	3,110	51,160
Fifth Street Finance Corp. (a)	27,288	284,341
Financial Engines, Inc.* (a)	12,046	334,276
Firsthand Technology Value Fund, Inc.* (a)	2,291	39,955
FXCM, Inc. "A"	6,121	61,638
GAMCO Investors, Inc. "A" (a)	1,684	89,370
GFI Group, Inc.	18,300	59,292
Gladstone Capital Corp. (a)	5,191	42,359
Gladstone Investment Corp. (a)	6,824	47,495
Golub Capital BDC LLC (a)	4,140	66,157
Greenhill & Co., Inc. (a)	7,585	394,344
GSV Capital Corp.* (a)	5,175	43,625
Harris & Harris Group, Inc.* (a)	8,500	28,050
Hercules Technology Growth Capital, Inc.	13,764	153,193
HFF, Inc. "A"	8,391	125,026
Horizon Technology Finance Corp.	1,961	29,199
ICG Group, Inc.*	9,480	108,356
INTL FCStone, Inc.* (a)	3,420	59,542
Investment Technology Group, Inc.*	10,305	92,745
JMP Group, Inc.	4,060	24,644
KBW, Inc. (a)	8,998	137,669
KCAP Financial, Inc. (a)	5,861	53,863
Knight Capital Group, Inc. "A"* (a)	47,167	165,556
Ladenburg Thalmann Financial Services, Inc.*	25,523	35,732
Main Street Capital Corp. (a)	7,925	241,792
Manning & Napier, Inc. (a)	3,649	45,977
MCG Capital Corp. (a)	18,395	84,617
Medallion Financial Corp.	4,784	56,164
Medley Capital Corp. (a)	7,355	107,089
MVC Capital, Inc. (a)	6,391	77,651
New Mountain Finance Corp. (a)	5,012	74,679
NGP Capital Resources Co. (a)	5,775	41,696
OFS Capital Corp.*	1,732	23,711
Oppenheimer Holdings, Inc. "A" (a)	2,665	46,025
PennantPark Investment Corp. (a)	17,064	187,619
Piper Jaffray Companies, Inc.* (a)	3,949	126,881
Prospect Capital Corp. (a)	49,560	538,717
Pzena Investment Management, Inc. "A"	2,325	12,555
Safeguard Scientifics, Inc.*	5,434	80,151
Solar Capital Ltd. (a)	9,925	237,307
Solar Senior Capital Ltd. (a)	2,557	47,714
Stellus Capital Investment Corp.	2,078	34,038
Stifel Financial Corp.* (a)	13,948	445,918
SWS Group, Inc.*	7,909	41,839
TCP Capital Corp. (a)	1,544	22,759
THL Credit, Inc. (a)	3,923	58,021
TICC Capital Corp. (a)	10,716	108,446
Triangle Capital Corp. (a)	7,026	179,093
Virtus Investment Partners, Inc.* (a)	1,570	189,876
Walter Investment Management Corp.*	9,308	400,430
Westwood Holdings Group, Inc.	1,785	73,007
	Shares	Value ($)

WisdomTree Investments, Inc.*	14,904	91,212
		7,888,885
Commercial Banks 6.3%
1st Source Corp.	3,741	82,639
1st United Bancorp., Inc.	8,043	50,269
Access National Corp. (a)	1,977	25,701
Alliance Financial Corp.	1,287	55,997
American National Bankshares, Inc. (a)	2,097	42,338
Ameris Bancorp.* (a)	6,173	77,101
Ames National Corp. (a)	2,109	46,187
Arrow Financial Corp. (a)	2,589	64,596
BancFirst Corp. (a)	1,701	72,054
Banco Latinoamericano de Comercio Exterior SA "E"	7,316	157,733
BancorpSouth, Inc. (a)	24,449	355,488
Bank of Kentucky Financial Corp. (a)	1,566	38,727
Bank of Marin Bancorp. (a)	1,323	49,560
Bank of the Ozarks, Inc.	7,641	255,744
Banner Corp.	5,068	155,740
Bar Harbor Bankshares (a)	1,037	34,895
BBCN Bancorp., Inc.	20,039	231,851
Berkshire Bancorp., Inc.	1,142	9,364
Boston Private Financial Holdings, Inc.	20,282	182,741
Bridge Bancorp., Inc. (a)	2,317	47,128
Bridge Capital Holdings* (a)	2,572	40,020
Bryn Mawr Bank Corp. (a)	2,992	66,632
BSB Bancorp., Inc.* (a)	2,189	26,771
C&F Financial Corp. (a)	857	33,372
Camden National Corp.	2,043	69,401
Capital Bank Financial Corp. "A"*	2,495	42,590
Capital City Bank Group, Inc.* (a)	3,126	35,543
Cardinal Financial Corp.	7,543	122,725
Cascade Bancorp.*	1,700	10,642
Cathay General Bancorp.	20,555	400,822
Center Bancorp., Inc. (a)	3,257	37,716
Centerstate Banks, Inc.	7,457	63,608
Central Pacific Financial Corp.*	5,468	85,246
Century Bancorp., Inc. "A"	853	28,106
Chemical Financial Corp. (a)	7,037	167,199
Citizens & Northern Corp. (a)	3,236	61,160
Citizens Republic Bancorp., Inc.*	10,457	198,369
City Holding Co. (a)	3,885	135,392
CNB Financial Corp. (a)	3,135	51,351
CoBiz Financial, Inc. (a)	8,727	65,191
Columbia Banking System, Inc.	10,371	186,056
Community Bank System, Inc. (a)	10,188	278,744
Community Trust Bancorp., Inc. (a)	3,699	121,253
Crescent Financial Bancshares, Inc.* (a)	835	3,833
CVB Financial Corp. (a)	23,076	239,990
Eagle Bancorp., Inc.* (a)	4,725	94,358
Enterprise Bancorp., Inc. (a)	1,668	27,555
Enterprise Financial Services Corp. (a)	4,778	62,448
Farmers National Banc Corp. (a)	5,030	31,186
Fidelity Southern Corp. (a)	2,581	24,649
Financial Institutions, Inc.	3,650	68,000
First BanCorp.* (a)	17,701	81,071
First BanCorp. — North Carolina (a)	3,749	48,062
First Bancorp., Inc. (a)	2,327	38,326
First Busey Corp. (a)	19,365	90,047
	Shares	Value ($)

First California Financial Group, Inc.*	6,012	46,413
First Commonwealth Financial Corp. (a)	27,361	186,602
First Community Bancshares, Inc.	4,578	73,111
First Connecticut Bancorp, Inc. (a)	4,755	65,381
First Financial Bancorp.	15,277	223,350
First Financial Bankshares, Inc. (a)	8,222	320,740
First Financial Corp. — Indiana (a)	2,910	87,998
First Interstate BancSystem, Inc. "A" (a)	4,238	65,392
First Merchants Corp. (a)	7,318	108,599
First Midwest Bancorp., Inc.	19,582	245,167
First of Long Island Corp.	2,064	58,452
FirstMerit Corp.	28,343	402,187
FNB Corp. (a)	36,245	384,922
FNB United Corp.* (a)	2,679	31,076
German American Bancorp., Inc. (a)	3,310	71,893
Glacier Bancorp., Inc.	18,593	273,503
Great Southern Bancorp., Inc. (a)	2,688	68,410
Guaranty Bancorp.*	20,396	39,772
Hancock Holding Co. (a)	19,814	628,896
Hanmi Financial Corp.* (a)	7,998	108,693
Heartland Financial U.S.A., Inc. (a)	3,715	97,147
Heritage Commerce Corp.* (a)	5,064	35,347
Heritage Financial Corp. (a)	3,997	58,716
Heritage Oaks Bancorp.* (a)	5,394	31,285
Home Bancshares, Inc.	5,747	189,766
HomeTrust Bancshares, Inc.*	5,554	75,035
Horizon Bancorp. (a)	1,764	34,663
Hudson Valley Holding Corp. (a)	3,869	60,240
IBERIABANK Corp.	7,638	375,179
Independent Bank Corp. (a)	5,752	166,520
International Bancshares Corp.	13,851	250,011
Investors Bancorp., Inc. (a)	11,540	205,181
Lakeland Bancorp., Inc. (a)	7,883	80,249
Lakeland Financial Corp.	4,262	110,130
MainSource Financial Group, Inc. (a)	5,235	66,327
MB Financial, Inc. (a)	14,264	281,714
Mercantile Bank Corp. (a)	2,300	37,950
Merchants Bancshares, Inc. (a)	1,284	34,373
Metro Bancorp., Inc.*	3,770	49,839
MetroCorp Bancshares, Inc.*	4,236	46,554
Middleburg Financial Corp.	1,432	25,289
MidSouth Bancorp., Inc. (a)	2,182	35,676
MidWestOne Financial Group, Inc. (a)	1,818	37,287
National Bank Holdings Corp. "A"	1,869	35,492
National Bankshares, Inc. (a)	1,801	58,334
National Penn Bancshares, Inc.	32,329	301,306
NBT Bancorp., Inc. (a)	8,621	174,748
Northrim BanCorp., Inc.	1,725	39,071
Old National Bancorp. (a)	26,256	311,659
OmniAmerican Bancorp., Inc.* (a)	2,936	67,910
Oriental Financial Group, Inc. (a)	11,834	157,984
Pacific Continental Corp. (a)	4,619	44,943
Pacific Mercantile Bancorp.*	2,859	17,983
PacWest Bancorp. (a)	7,853	194,597
Park National Corp. (a)	2,928	189,237
Park Sterling Corp.*	11,707	61,228
Peapack-Gladstone Financial Corp.	2,369	33,356
Penns Woods Bancorp., Inc. (a)	1,059	39,617
Peoples Bancorp., Inc. (a)	2,655	54,242
	Shares	Value ($)

Pinnacle Financial Partners, Inc.*	8,967	168,938
Preferred Bank* (a)	3,142	44,616
PrivateBancorp., Inc.	15,810	242,209
Prosperity Bancshares, Inc.	12,313	517,146
Renasant Corp. (a)	6,460	123,644
Republic Bancorp., Inc. "A" (a)	2,649	55,973
S&T Bancorp., Inc.	7,480	135,164
S.Y. Bancorp., Inc. (a)	3,059	68,583
Sandy Spring Bancorp., Inc. (a)	6,314	122,618
SCBT Financial Corp. (a)	4,275	171,770
Seacoast Banking Corp. of Florida*	18,143	29,210
Sierra Bancorp. (a)	3,235	36,976
Simmons First National Corp. "A" (a)	4,445	112,725
Southside Bancshares, Inc. (a)	4,588	96,623
Southwest Bancorp., Inc.*	4,979	55,765
State Bank Financial Corp. (a)	8,111	128,803
StellarOne Corp.	6,001	84,854
Sterling Bancorp. (a)	8,152	74,265
Sterling Financial Corp.	6,901	144,093
Suffolk Bancorp.*	2,554	33,457
Sun Bancorp., Inc.*	9,594	33,963
Susquehanna Bancshares, Inc.	48,703	510,407
Taylor Capital Group, Inc.* (a)	4,083	73,698
Texas Capital Bancshares, Inc.*	10,389	465,635
The Bancorp., Inc.*	7,713	84,612
Tompkins Financial Corp. (a)	2,910	115,352
TowneBank (a)	6,738	104,372
TriCo Bancshares (a)	3,987	66,782
Trustmark Corp.	16,810	377,553
UMB Financial Corp. (a)	8,370	366,941
Umpqua Holdings Corp. (a)	28,940	341,203
Union First Market Bankshares Corp.	5,314	83,802
United Bankshares, Inc. (a)	13,148	319,759
United Community Banks, Inc.* (a)	11,087	104,440
Univest Corp. of Pennsylvania	4,337	74,163
Virginia Commerce Bancorp., Inc.*	6,636	59,392
Washington Banking Co. (a)	3,933	53,567
Washington Trust Bancorp., Inc. (a)	3,716	97,768
Webster Financial Corp.	18,655	383,360
WesBanco, Inc.	6,601	146,674
West Bancorp. (a)	4,052	43,681
West Coast Bancorp.	4,973	110,152
Westamerica Bancorp. (a)	7,206	306,904
Western Alliance Bancorp.*	18,825	198,227
Wilshire Bancorp., Inc.*	16,309	95,734
Wintrust Financial Corp. (a)	9,391	344,650
		20,240,252
Consumer Finance 0.6%
Cash America International, Inc.	7,661	303,912
Credit Acceptance Corp.* (a)	2,053	208,749
DFC Global Corp.*	11,391	210,848
EZCORP, Inc. "A"*	12,469	247,634
First Cash Financial Services, Inc.*	7,447	369,520
Green Dot Corp. "A"* (a)	6,057	73,895
Nelnet, Inc. "A"	6,217	185,205
Netspend Holdings, Inc.* (a)	7,310	86,404
Nicholas Financial, Inc.	2,636	32,686
Regional Management Corp.* (a)	1,291	21,366
The First Marblehead Corp.*	15,439	11,995
World Acceptance Corp.* (a)	2,723	203,027
		1,955,241
	Shares	Value ($)

Diversified Financial Services 0.3%
California First National Bancorp.	662	9,897
Gain Capital Holdings, Inc. (a)	3,999	16,356
MarketAxess Holdings, Inc.	9,499	335,314
Marlin Business Services Corp.	2,051	41,143
MicroFinancial, Inc.	2,275	16,562
NewStar Financial, Inc.* (a)	6,897	96,627
PHH Corp.* (a)	14,737	335,267
PICO Holdings, Inc.* (a)	5,819	117,951
Resource America, Inc. "A"	3,243	21,631
		990,748
Insurance 2.4%
Alterra Capital Holdings Ltd.	22,272	627,848
American Equity Investment Life Holding Co. (a)	15,637	190,928
American Safety Insurance Holdings Ltd.*	2,357	44,594
AMERISAFE, Inc.*	4,650	126,712
AmTrust Financial Services, Inc. (a)	6,993	200,629
Argo Group International Holdings Ltd.	6,673	224,146
Baldwin & Lyons, Inc. (a)	2,465	58,815
Citizens, Inc.* (a)	9,921	109,627
CNO Financial Group, Inc. (a)	52,311	488,062
Crawford & Co. "B" (a)	7,068	56,403
Donegal Group, Inc. "A"	2,074	29,119
Eastern Insurance Holdings, Inc.	1,773	30,283
eHealth, Inc.*	5,047	138,692
EMC Insurance Group, Inc. (a)	1,245	29,731
Employers Holdings, Inc.	8,135	167,418
Enstar Group Ltd.*	2,180	244,116
FBL Financial Group, Inc. "A" (a)	2,427	83,028
First American Financial Corp.	27,536	663,342
Fortegra Financial Corp.*	1,513	13,451
Global Indemnity PLC* (a)	2,553	56,498
Greenlight Capital Re Ltd. "A"* (a)	7,293	168,322
Hallmark Financial Services, Inc.*	3,588	33,691
Hilltop Holdings, Inc.*	10,109	136,876
Homeowners Choice, Inc. (a)	2,163	44,969
Horace Mann Educators Corp.	10,317	205,927
Independence Holding Co. (a)	2,109	20,078
Infinity Property & Casualty Corp.	3,022	176,001
Investors Title Co.	333	19,980
Kansas City Life Insurance Co. (a)	1,074	40,984
Maiden Holdings Ltd.	13,270	121,951
Meadowbrook Insurance Group, Inc. (a)	13,501	78,036
Montpelier Re Holdings Ltd.	13,077	298,940
National Financial Partners Corp.* (a)	10,598	181,650
National Interstate Corp.	1,647	47,466
National Western Life Insurance Co. "A"	577	91,016
Navigators Group, Inc.*	2,623	133,957
OneBeacon Insurance Group Ltd. "A"	5,769	80,189
Phoenix Companies, Inc.* (a)	1,552	38,381
Platinum Underwriters Holdings Ltd.	8,537	392,702
Primerica, Inc.	11,501	345,145
RLI Corp. (a)	5,522	357,052
Safety Insurance Group, Inc.	3,268	150,883
Seabright Holdings, Inc.	5,256	58,184
Selective Insurance Group, Inc. (a)	14,308	275,715
	Shares	Value ($)

State Auto Financial Corp. (a)	3,829	57,205
Stewart Information Services Corp. (a)	4,696	122,096
Symetra Financial Corp.	20,071	260,522
Tower Group, Inc.	9,044	160,712
United Fire Group, Inc. (a)	5,165	112,804
Universal Insurance Holdings, Inc. (a)	5,335	23,367
		7,818,243
Real Estate Investment Trusts 8.0%
Acadia Realty Trust (REIT)	13,163	330,128
AG Mortgage Investment Trust, Inc. (a)	5,847	137,288
Agree Realty Corp. (REIT)	3,013	80,718
Alexander's, Inc. (REIT)	543	179,624
American Assets Trust, Inc. (REIT)	8,527	238,159
American Capital Mortgage Investment Corp. (REIT) (a)	9,448	222,689
American Realty Capital Trust, Inc. (REIT)	41,136	475,121
AmREIT, Inc. "B", (REIT)	925	15,864
Anworth Mortgage Asset Corp. (REIT) (a)	35,553	205,496
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,096	98,938
Apollo Residential Mortgage, Inc. (a)	6,229	125,764
Ares Commercial Real Estate Corp. (REIT) (a)	2,063	33,874
ARMOUR Residential REIT, Inc. (REIT) (a)	77,327	500,306
Ashford Hospitality Trust (REIT)	13,817	145,217
Associated Estates Realty Corp. (REIT)	12,718	205,014
Campus Crest Communities, Inc. (REIT) (a)	10,050	123,213
CapLease, Inc. (REIT)	16,972	94,534
Capstead Mortgage Corp. (REIT)	25,792	295,834
Cedar Realty Trust, Inc. (REIT) (a)	15,296	80,763
Chatham Lodging Trust (REIT)	3,672	56,475
Chesapeake Lodging Trust (REIT) (a)	10,236	213,728
Colonial Properties Trust (REIT)	22,787	486,958
Colony Financial, Inc. (REIT)	13,663	266,429
Coresite Realty Corp. (REIT)	5,313	146,958
Cousins Properties, Inc. (REIT)	24,039	200,726
CreXus Investment Corp. (REIT)	17,381	212,917
CubeSmart (REIT)	31,982	465,978
CYS Investments, Inc. (REIT) (a)	45,567	538,146
DCT Industrial Trust, Inc. (REIT) (a)	63,972	415,178
DiamondRock Hospitality Co. (REIT)	49,104	441,936
DuPont Fabros Technology, Inc. (REIT) (a)	16,010	386,802
Dynex Capital, Inc. (REIT)	13,959	131,773
EastGroup Properties, Inc. (REIT)	7,394	397,871
Education Realty Trust, Inc. (REIT)	29,326	312,029
EPR Properties (REIT)	12,136	559,591
Equity One, Inc. (REIT)	14,206	298,468
Excel Trust, Inc. (REIT) (a)	11,667	147,821
FelCor Lodging Trust, Inc. (REIT)*	31,789	148,455
First Industrial Realty Trust, Inc. (REIT)*	25,536	359,547
First Potomac Realty Trust (REIT)	13,399	165,612
Franklin Street Properties Corp. (REIT) (a)	18,892	232,561
	Shares	Value ($)

Getty Realty Corp. (REIT) (a)	6,588	118,979
Gladstone Commercial Corp. (REIT) (a)	2,983	53,545
Glimcher Realty Trust (REIT)	36,256	402,079
Government Properties Income Trust (REIT) (a)	11,201	268,488
Gramercy Capital Corp. (REIT)*	12,268	36,068
Gyrodyne Co. of America, Inc. (REIT)	319	22,987
Healthcare Realty Trust, Inc. (REIT)	22,716	545,411
Hersha Hospitality Trust (REIT)	44,367	221,835
Highwoods Properties, Inc. (REIT)	20,458	684,320
Hudson Pacific Properties, Inc. (REIT)	9,261	195,037
Inland Real Estate Corp. (REIT)	19,988	167,499
Invesco Mortgage Capital (REIT)	29,979	590,886
Investors Real Estate Trust (REIT) (a)	23,695	206,857
iStar Financial, Inc. (REIT)*	21,668	176,594
JAVELIN Mortgage Investment Corp. (a)	1,872	35,737
Kite Realty Group Trust (REIT)	17,104	95,611
LaSalle Hotel Properties (REIT)	22,185	563,277
Lexington Realty Trust (REIT) (a)	34,414	359,626
LTC Properties, Inc. (REIT) (a)	7,943	279,514
Medical Properties Trust, Inc. (REIT) (a)	35,466	424,173
Monmouth Real Estate Investment Corp. "A" (REIT)	10,500	108,780
National Health Investors, Inc. (REIT)	6,345	358,683
New York Mortgage Trust, Inc. (REIT) (a)	12,910	81,591
NorthStar Realty Finance Corp. (REIT) (a)	42,459	298,911
OMEGA Healthcare Investors, Inc. (REIT) (a)	29,105	694,154
One Liberty Properties, Inc. (REIT)	3,092	62,737
Parkway Properties, Inc. (REIT)	5,561	77,798
Pebblebrook Hotel Trust (REIT)	15,815	365,327
Pennsylvania Real Estate Investment Trust (REIT)	14,469	255,233
PennyMac Mortgage Investment Trust (REIT) (a)	15,410	389,719
Potlatch Corp. (REIT)	10,542	413,141
PS Business Parks, Inc. (REIT)	4,767	309,760
RAIT Financial Trust (REIT)	13,036	73,653
Ramco-Gershenson Properties Trust (REIT)	11,733	156,166
Redwood Trust, Inc. (REIT) (a)	20,467	345,688
Resource Capital Corp. (REIT) (a)	25,422	142,363
Retail Opportunity Investments Corp. (REIT) (a)	13,900	178,754
RLJ Lodging Trust (REIT) (a)	27,666	535,890
Rouse Properties, Inc. (REIT) (a)	5,625	95,175
Ryman Hospitality Properties, Inc. (REIT) (a)	8,459	325,333
Sabra Health Care REIT, Inc. (REIT)	9,625	209,055
Saul Centers, Inc. (REIT)	1,929	82,542
Select Income REIT (REIT)	2,991	74,087
Sovran Self Storage, Inc. (REIT)	7,520	466,992
Spirit Realty Capital, Inc. (REIT)	8,674	154,224
STAG Industrial, Inc. (REIT)	7,985	143,490
Starwood Property Trust, Inc. (REIT)	35,248	809,294
Strategic Hotels & Resorts, Inc. (REIT)*	46,794	299,482
	Shares	Value ($)

Summit Hotel Properties, Inc. (REIT)	11,094	105,393
Sun Communities, Inc. (REIT) (a)	7,678	306,275
Sunstone Hotel Investors, Inc. (REIT)*	35,682	382,154
Terreno Realty Corp. (REIT) (a)	3,539	54,642
Two Harbors Investment Corp. (REIT)	76,738	850,257
UMH Properties, Inc. (REIT)	3,540	36,568
Universal Health Realty Income Trust (REIT) (a)	3,093	156,537
Urstadt Biddle Properties "A" (REIT)	6,492	127,763
Washington Real Estate Investment Trust (REIT)	17,206	449,937
Western Asset Mortgage Capital Corp. (REIT)	4,867	96,221
Whitestone REIT "B" (REIT) (a)	3,561	50,032
Winthrop Realty Trust (REIT) (a)	7,641	84,433
		25,831,260
Real Estate Management & Development 0.2%
AV Homes, Inc.* (a)	2,668	37,939
Consolidated-Tomoka Land Co. (a)	1,100	34,111
Forestar Group, Inc.*	8,901	154,254
Kennedy-Wilson Holdings, Inc.	11,205	156,646
Tejon Ranch Co.* (a)	3,367	94,545
Thomas Properties Group, Inc. (a)	8,636	46,721
Zillow, Inc.* (a)	826	22,922
		547,138
Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp. (a)	22,565	211,208
Bank Mutual Corp. (a)	11,371	48,895
BankFinancial Corp. (a)	5,313	39,422
Beneficial Mutual Bancorp., Inc.*	8,618	81,871
Berkshire Hills Bancorp., Inc.	6,444	153,754
BofI Holding, Inc.* (a)	2,865	79,848
Brookline Bancorp., Inc.	17,914	152,269
Cape Bancorp., Inc.	2,639	22,933
Chartar Financial Corp.	1,490	15,794
Clifton Savings Bancorp., Inc.	2,359	26,586
Dime Community Bancshares	7,959	110,550
Doral Financial Corp.*	35,758	25,892
ESB Financial Corp. (a)	2,803	38,878
ESSA Bancorp., Inc. (a)	2,760	30,056
EverBank Financial Corp.	5,655	84,316
Federal Agricultural Mortgage Corp. "C" (a)	2,515	81,737
First Defiance Financial Corp.	2,601	49,913
First Federal Bancshares of Arkansas, Inc.* (a)	944	9,204
First Financial Holdings, Inc.	4,361	57,042
First Financial Northwest, Inc.*	4,297	32,442
First PacTrust Bancorp, Inc. (a)	2,857	35,055
Flushing Financial Corp.	8,139	124,852
Fox Chase Bancorp. (a)	3,253	54,162
Franklin Financial Corp. (a)	3,437	56,985
Heritage Financial Group, Inc. (a)	2,318	31,965
Hingham Institution for Savings (a)	343	21,472
Home Bancorp., Inc.* (a)	1,831	33,416
Home Federal Bancorp., Inc. (a)	3,633	45,158
Home Loan Servicing Solutions Ltd.	7,611	143,848
HomeStreet, Inc.* (a)	2,278	58,203
Kearny Financial Corp.	4,167	40,628
	Shares	Value ($)

Meridian Interstate Bancorp., Inc.*	2,324	38,997
MGIC Investment Corp.*	48,724	129,606
NASB Financial, Inc.* (a)	1,126	24,063
Nationstar Mortgage Holdings, Inc.*	4,970	153,971
Northfield Bancorp., Inc. (a)	3,763	57,386
Northwest Bancshares, Inc. (a)	25,219	306,159
OceanFirst Financial Corp.	3,610	49,637
Ocwen Financial Corp.*	27,906	965,269
Oritani Financial Corp.	11,734	179,765
Peoples Federal Bancshares, Inc. (a)	1,623	28,224
Provident Financial Holdings, Inc.	2,597	45,447
Provident Financial Services, Inc. (a)	15,455	230,589
Provident New York Bancorp.	9,980	92,914
Radian Group, Inc. (a)	34,602	211,418
Rockville Financial, Inc. (a)	7,216	93,086
Roma Financial Corp.	2,001	30,255
SI Financial Group, Inc.	2,826	32,499
Simplicity Bancorp., Inc.	2,404	35,940
Territorial Bancorp., Inc. (a)	2,875	65,694
Tree.com, Inc.	1,621	29,227
TrustCo Bank Corp. (a)	24,035	126,905
United Financial Bancorp., Inc. (a)	5,516	86,712
ViewPoint Financial Group (a)	8,738	182,974
Walker & Dunlop, Inc.*	2,987	49,763
Waterstone Financial, Inc.*	1,961	15,296
Westfield Financial, Inc. (a)	6,137	44,371
WSFS Financial Corp.	1,923	81,247
		5,385,768
Health Care 11.7%
Biotechnology 3.6%
Achillion Pharmaceuticals, Inc.*	15,435	123,789
Acorda Therapeutics, Inc.*	10,373	257,873
Aegerion Pharmaceuticals, Inc.*	6,480	164,527
Affymax, Inc.*	9,400	178,600
Agenus, Inc.*	6,112	25,059
Alkermes PLC* (a)	31,869	590,214
Alnylam Pharmaceuticals, Inc.* (a)	11,985	218,726
AMAG Pharmaceuticals, Inc.* (a)	5,672	83,435
Amicus Therapeutics, Inc.*	8,102	21,713
Anacor Pharmaceuticals, Inc.* (a)	3,988	20,738
Arena Pharmaceuticals, Inc.* (a)	56,060	505,661
ArQule, Inc.*	15,414	43,005
Array BioPharma, Inc.*	30,079	111,894
Astex Pharmaceuticals, Inc.* (a)	25,057	72,916
Aveo Pharmaceuticals, Inc.* (a)	10,439	84,034
BioCryst Pharmaceuticals, Inc.*	13,212	18,761
BioSpecifics Technologies Corp.* (a)	1,409	21,065
BioTime, Inc.* (a)	8,197	25,739
Celldex Therapeutics, Inc.* (a)	16,024	107,521
Cepheid, Inc.* (a)	17,103	578,252
ChemoCentryx, Inc.* (a)	1,325	14,495
Clovis Oncology, Inc.* (a)	3,665	58,640
Codexis, Inc.* (a)	6,422	14,193
Coronado Biosciences, Inc.* (a)	4,266	19,240
Cubist Pharmaceuticals, Inc.*	16,497	693,864
Curis, Inc.*	20,030	68,703
Cytori Therapeutics, Inc.* (a)	15,905	44,852
Dendreon Corp.* (a)	39,980	211,094
	Shares	Value ($)

Discovery Laboratories, Inc.* (a)	11,653	24,588
Durata Therapeutics, Inc.* (a)	2,266	17,312
Dyax Corp.*	25,985	90,428
Dynavax Technologies Corp.* (a)	45,135	129,086
Emergent Biosolutions, Inc.*	6,634	106,409
Enzon Pharmaceuticals, Inc. (a)	10,017	44,375
Exact Sciences Corp.* (a)	16,754	177,425
Exelixis, Inc.* (a)	47,573	217,409
Genomic Health, Inc.*	4,134	112,693
Geron Corp.* (a)	34,552	48,718
GTx, Inc.*	6,510	27,342
Halozyme Therapeutics, Inc.* (a)	23,178	155,524
Hyperion Therapeutics, Inc.*	710	8,009
Idenix Pharmaceuticals, Inc.* (a)	23,404	113,509
ImmunoCellular Therapeutics Ltd.* (a)	13,250	25,440
ImmunoGen, Inc.* (a)	21,640	275,910
Immunomedics, Inc.* (a)	17,735	51,786
Infinity Pharmaceuticals, Inc.*	7,336	256,760
Intercept Pharmaceuticals, Inc.* (a)	1,221	41,807
InterMune, Inc.* (a)	16,982	164,556
Ironwood Pharmaceuticals, Inc. "A"* (a)	19,364	214,747
Isis Pharmaceuticals, Inc.* (a)	26,006	272,023
Keryx Biopharmaceuticals, Inc.*	17,690	46,348
KYTHERA Biopharmaceuticals, Inc.*	1,307	39,654
Lexicon Pharmaceuticals, Inc.* (a)	55,876	124,045
Ligand Pharmaceuticals, Inc. "B"*	4,443	92,148
MannKind Corp.* (a)	30,261	69,903
Maxygen, Inc.	7,387	18,172
Merrimack Pharmaceuticals, Inc.* (a)	4,085	24,878
Momenta Pharmaceuticals, Inc.* (a)	12,054	141,996
Neurocrine Biosciences, Inc.*	17,188	128,566
NewLink Genetics Corp.* (a)	3,401	42,512
Novavax, Inc.* (a)	33,632	63,564
NPS Pharmaceuticals, Inc.* (a)	22,355	203,430
OncoGenex Pharmaceutical, Inc.*	3,802	49,882
Oncothyreon, Inc.* (a)	15,364	29,499
Opko Health, Inc.* (a)	27,717	133,319
Orexigen Therapeutics, Inc.* (a)	18,876	99,477
Osiris Therapeutics, Inc.* (a)	4,179	37,527
PDL BioPharma, Inc. (a)	36,145	254,822
Pharmacyclics, Inc.* (a)	14,118	817,432
Progenics Pharmaceuticals, Inc.*	10,776	32,112
Raptor Pharmaceuticals Corp.* (a)	13,432	78,577
Regulus Therapeutics, Inc.*	3,331	20,985
Repligen Corp.*	8,285	52,113
Rigel Pharmaceuticals, Inc.*	22,212	144,378
Sangamo BioSciences, Inc.* (a)	13,965	83,930
Seattle Genetics, Inc.* (a)	24,739	573,945
SIGA Technologies, Inc.* (a)	9,355	24,510
Spectrum Pharmaceuticals, Inc. (a)	15,411	172,449
Sunesis Pharmaceuticals, Inc.* (a)	7,416	31,147
Synageva BioPharma Corp.*	2,689	124,474
Synergy Pharmaceuticals, Inc.* (a)	11,017	57,949
Synta Pharmaceuticals Corp.* (a)	10,508	94,782
Targacept, Inc.*	7,283	31,900
TESARO, Inc.* (a)	1,083	18,357
Theravance, Inc.* (a)	15,793	351,710
Threshold Pharmaceuticals, Inc.* (a)	12,056	50,756
	Shares	Value ($)

Trius Therapeutics, Inc.*	6,705	32,050
Vanda Pharmaceuticals, Inc.*	7,331	27,125
Verastem, Inc.*	1,606	14,117
Vical, Inc.* (a)	20,422	59,428
XOMA Corp.* (a)	21,075	50,475
ZIOPHARM Oncology, Inc.* (a)	16,635	69,202
		11,568,104
Health Care Equipment & Supplies 3.0%
Abaxis, Inc.	5,639	209,207
ABIOMED, Inc.*	8,671	116,712
Accuray, Inc.*	18,408	118,363
Align Technology, Inc.* (a)	18,581	515,623
Alphatec Holdings, Inc.*	14,080	23,232
Analogic Corp.	3,200	237,760
AngioDynamics, Inc.*	6,425	70,611
Anika Therapeutics, Inc.*	3,160	31,410
Antares Pharma, Inc.* (a)	27,729	105,647
ArthroCare Corp.*	7,196	248,910
AtriCure, Inc.*	3,732	25,751
Atrion Corp.	417	81,732
Cantel Medical Corp. (a)	5,483	163,010
Cardiovascular Systems, Inc.* (a)	4,526	56,801
Cerus Corp.* (a)	14,245	45,014
Conceptus, Inc.* (a)	8,149	171,210
CONMED Corp.	7,432	207,724
CryoLife, Inc.	7,011	43,679
Cyberonics, Inc.*	7,202	378,321
Cynosure, Inc. "A"*	3,197	77,080
Derma Sciences, Inc.* (a)	2,992	33,241
Dexcom, Inc.*	17,758	241,686
Endologix, Inc.*	14,312	203,803
EnteroMedics, Inc.*	6,833	19,132
Exactech, Inc.*	2,330	39,494
Globus Medical, Inc. "A"*	2,515	26,382
Greatbatch, Inc.*	6,057	140,765
Haemonetics Corp.*	13,199	539,047
Hansen Medical, Inc.* (a)	14,467	30,091
HeartWare International, Inc.* (a)	3,696	310,279
ICU Medical, Inc.* (a)	3,266	198,997
Insulet Corp.* (a)	12,395	263,022
Integra LifeSciences Holdings*	5,067	197,461
Invacare Corp.	8,245	134,393
MAKO Surgical Corp.* (a)	10,224	131,583
Masimo Corp.	13,013	273,403
Meridian Bioscience, Inc. (a)	10,712	216,918
Merit Medical Systems, Inc.*	10,809	150,245
Natus Medical, Inc.*	7,482	83,649
Navidea Biopharmaceuticals, Inc.* (a)	25,307	71,619
Neogen Corp.*	6,121	277,404
NuVasive, Inc.* (a)	11,237	173,724
NxStage Medical, Inc.* (a)	13,461	151,436
OraSure Technologies, Inc.*	13,916	99,917
Orthofix International NV* (a)	4,873	191,655
Palomar Medical Technologies, Inc.* (a)	5,096	46,934
PhotoMedex, Inc.* (a)	3,516	51,017
Quidel Corp.* (a)	7,257	135,488
Rochester Medical Corp.*	2,849	28,718
Rockwell Medical Technologies, Inc.* (a)	5,612	45,177
	Shares	Value ($)

RTI Biologics, Inc.*	13,865	59,204
Solta Medical, Inc.* (a)	18,325	48,928
Spectranetics Corp.*	8,898	131,423
STAAR Surgical Co.* (a)	9,019	55,016
STERIS Corp.	15,010	521,297
SurModics, Inc.*	3,259	72,871
Symmetry Medical, Inc.*	9,633	101,339
Tornier NV*	4,059	68,151
Unilife Corp.* (a)	21,162	48,038
Utah Medical Products, Inc.	881	31,760
Vascular Solutions, Inc.*	4,102	64,812
Volcano Corp.*	13,883	327,778
West Pharmaceutical Services, Inc.	8,782	480,814
Wright Medical Group, Inc.* (a)	10,210	214,308
Young Innovations, Inc.	1,416	55,805
Zeltiq Aesthetics, Inc.* (a)	4,544	21,039
		9,737,060
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.*	6,992	163,123
Accretive Health, Inc.* (a)	14,643	169,273
Air Methods Corp.	10,035	370,191
Almost Family, Inc. (a)	2,247	45,524
Amedisys, Inc.* (a)	7,777	87,647
AMN Healthcare Services, Inc.* (a)	11,515	132,998
AmSurg Corp.*	8,179	245,452
Assisted Living Concepts, Inc. "A" (a)	4,764	46,449
Bio-Reference Laboratories, Inc.* (a)	6,380	183,042
BioScrip, Inc.*	11,314	121,852
Capital Senior Living Corp.*	7,240	135,316
Centene Corp.*	13,428	550,548
Chemed Corp.	5,032	345,145
Chindex International, Inc.* (a)	3,029	31,805
CorVel Corp.*	1,581	70,876
Cross Country Healthcare, Inc.*	6,856	32,909
Emeritus Corp.* (a)	7,963	196,845
ExamWorks Group, Inc.*	7,453	104,267
Five Star Quality Care, Inc.*	10,736	53,787
Gentiva Health Services, Inc.* (a)	7,721	77,596
Hanger, Inc.*	8,849	242,109
HEALTHSOUTH Corp.* (a)	24,737	522,198
Healthways, Inc.*	8,595	91,966
HMS Holdings Corp.* (a)	22,266	577,135
IPC The Hospitalist Co.*	4,318	171,468
Kindred Healthcare, Inc.*	13,710	148,342
Landauer, Inc.	2,424	148,373
LHC Group, Inc.*	3,883	82,708
Magellan Health Services, Inc.*	7,128	349,272
Molina Healthcare, Inc.*	7,793	210,879
MWI Veterinary Supply, Inc.*	3,315	364,650
National Healthcare Corp. (a)	2,770	130,245
National Research Corp.	675	36,585
Owens & Minor, Inc. (a)	16,562	472,183
PDI, Inc.*	2,687	20,421
PharMerica Corp.* (a)	7,574	107,854
Providence Service Corp.*	3,314	56,305
PSS World Medical, Inc.*	13,169	380,321
Select Medical Holdings Corp. (a)	8,849	83,446
Skilled Healthcare Group, Inc. "A"*	5,253	33,462
Sunrise Senior Living, Inc.*	15,217	218,820
Team Health Holdings, Inc.*	7,422	213,531
The Ensign Group, Inc.	4,483	121,893
	Shares	Value ($)

Triple-S Management Corp. "B"*	4,962	91,648
U.S. Physical Therapy, Inc.	3,095	85,236
Universal American Corp.	9,485	81,476
Vanguard Health Systems, Inc.*	8,147	99,801
WellCare Health Plans, Inc.*	11,146	542,699
		8,849,671
Health Care Technology 0.6%
athenahealth, Inc.* (a)	9,291	682,424
Computer Programs & Systems, Inc.	2,869	144,425
ePocrates, Inc.*	5,010	44,188
Greenway Medical Technologies, Inc.* (a)	1,996	30,659
HealthStream, Inc.*	5,018	121,988
MedAssets, Inc.*	15,195	254,820
Medidata Solutions, Inc.*	5,780	226,518
Merge Healthcare, Inc.*	14,802	36,561
Omnicell, Inc.*	8,592	127,763
Quality Systems, Inc. (a)	10,296	178,739
Vocera Communications, Inc.* (a)	1,805	45,305
		1,893,390
Life Sciences Tools & Services 0.3%
Affymetrix, Inc.* (a)	17,623	55,865
BG Medicine, Inc.* (a)	2,890	6,676
Cambrex Corp.*	7,580	86,260
Fluidigm Corp.* (a)	6,416	91,813
Furiex Pharmaceuticals, Inc.*	1,972	37,981
Harvard Bioscience, Inc.*	5,969	26,144
Luminex Corp.* (a)	10,861	182,030
Pacific Biosciences of California, Inc.*	9,016	15,327
PAREXEL International Corp.*	15,510	458,941
Sequenom, Inc.* (a)	29,494	139,212
		1,100,249
Pharmaceuticals 1.4%
Acura Pharmaceuticals, Inc.* (a)	3,929	8,722
Akorn, Inc.*	14,745	196,993
Allos Therapeutics, Inc.*	21,791	0
Ampio Pharmaceuticals, Inc.* (a)	6,712	24,096
Auxilium Pharmaceuticals, Inc.*	12,575	233,015
AVANIR Pharmaceuticals, Inc. "A"* (a)	34,867	91,700
BioDelivery Sciences International, Inc.* (a)	6,951	29,959
Cadence Pharmaceuticals, Inc.* (a)	15,110	72,377
Cempra, Inc.*	1,039	6,650
Corcept Therapeutics, Inc.* (a)	11,736	16,782
Cornerstone Therapeutics, Inc.*	2,025	9,578
Cumberland Pharmaceuticals, Inc.*	3,189	13,394
DepoMed, Inc.*	14,106	87,316
Endocyte, Inc.* (a)	7,428	66,703
Hi-Tech Pharmacal Co., Inc. (a)	2,761	96,580
Horizon Pharma, Inc.* (a)	9,847	22,944
Impax Laboratories, Inc.*	17,485	358,268
Jazz Pharmaceuticals PLC*	10,752	572,006
Lannett Co., Inc.*	4,143	20,549
MAP Pharmaceuticals, Inc.* (a)	7,182	112,829
Medicines Co.*	14,349	343,946
Nektar Therapeutics* (a)	29,847	221,166
Obagi Medical Products, Inc.*	4,518	61,400
Omeros Corp.*	7,047	36,574
Optimer Pharmaceuticals, Inc.* (a)	12,134	109,813
Pacira Pharmaceuticals, Inc.* (a)	4,643	81,113
	Shares	Value ($)

Pain Therapeutics, Inc.*	8,855	23,997
Pernix Therapeutics Holdings, Inc.* (a)	2,453	19,011
POZEN, Inc.* (a)	6,813	34,133
Questcor Pharmaceuticals, Inc. (a)	14,038	375,095
Repros Therapeutics, Inc.* (a)	4,409	69,442
Sagent Pharmaceuticals, Inc.*	2,521	40,563
Santarus, Inc.*	14,157	155,444
SciClone Pharmaceuticals, Inc.* (a)	15,227	65,628
Sucampo Pharmaceuticals, Inc. "A"*	2,707	13,264
Supernus Pharmaceuticals, Inc.* (a)	980	7,027
Transcept Pharmaceuticals, Inc.*	3,386	15,068
Ventrus Biosciences, Inc.*	3,350	7,236
ViroPharma, Inc.*	17,131	389,902
VIVUS, Inc.* (a)	26,008	349,027
XenoPort, Inc.* (a)	10,922	84,864
Zogenix, Inc.* (a)	15,241	20,271
		4,564,445
Industrials 15.3%
Aerospace & Defense 1.6%
AAR Corp. (a)	10,440	195,019
Aerovironment, Inc.*	4,430	96,308
American Science & Engineering, Inc.	2,179	142,093
API Technologies Corp.* (a)	8,697	25,569
Astronics Corp.*	2,764	63,240
Astronics Corp. "B"*	415	8,997
CPI Aerostructures, Inc.*	1,506	15,075
Cubic Corp.	4,157	199,411
Curtiss-Wright Corp.	12,210	400,854
DigitalGlobe, Inc.* (a)	9,427	230,396
Esterline Technologies Corp.*	7,996	508,626
GenCorp, Inc.* (a)	15,476	141,605
GeoEye, Inc.*	4,054	124,580
HEICO Corp. (a)	13,722	614,197
Hexcel Corp.*	25,817	696,026
Kratos Defense & Security Solutions, Inc.*	10,775	54,198
LMI Aerospace, Inc.* (a)	2,340	45,256
Moog, Inc. "A"*	11,768	482,841
National Presto Industries, Inc. (a)	1,279	88,379
Orbital Sciences Corp.* (a)	15,293	210,585
SIFCO Industries, Inc.	676	10,647
Sypris Solutions, Inc.	2,843	11,258
Taser International, Inc.*	13,326	119,135
Teledyne Technologies, Inc.*	9,548	621,288
The Keyw Holding Corp.* (a)	6,413	81,381
		5,186,964
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	13,141	52,695
Atlas Air Worldwide Holdings, Inc.*	6,881	304,897
Echo Global Logistics, Inc.* (a)	3,941	70,820
Forward Air Corp.	7,540	263,975
Hub Group, Inc. "A"*	9,641	323,938
Pacer International, Inc.*	9,352	36,473
Park-Ohio Holdings Corp.*	2,206	47,010
XPO Logistics, Inc.* (a)	4,426	76,924
		1,176,732
Airlines 0.8%
Alaska Air Group, Inc.*	18,404	793,028
Allegiant Travel Co. (a)	3,876	284,537
Hawaiian Holdings, Inc. "A"* (a)	13,574	89,181
	Shares	Value ($)

JetBlue Airways Corp.* (a)	60,616	346,117
Republic Airways Holdings, Inc.*	12,879	73,153
SkyWest, Inc.	13,214	164,646
Spirit Airlines, Inc.*	10,844	192,156
U.S. Airways Group, Inc.* (a)	42,307	571,145
		2,513,963
Building Products 0.9%
A.O. Smith Corp. (a)	10,085	636,061
AAON, Inc. (a)	4,768	99,508
Ameresco, Inc. "A"* (a)	5,435	53,317
American Woodmark Corp.* (a)	2,550	70,941
Apogee Enterprises, Inc.	7,297	174,909
Builders FirstSource, Inc.* (a)	11,657	65,046
Gibraltar Industries, Inc.*	7,735	123,141
Griffon Corp.	11,697	134,048
Insteel Industries, Inc.	4,711	58,793
NCI Building Systems, Inc.*	4,812	66,887
Nortek, Inc.* (a)	1,994	132,103
Patrick Industries, Inc.*	1,065	16,571
PGT, Inc.* (a)	5,284	23,778
Quanex Building Products Corp.	9,506	194,018
Simpson Manufacturing Co., Inc.	10,366	339,901
Trex Co., Inc.*	3,905	145,383
Universal Forest Products, Inc.	5,122	194,841
USG Corp.* (a)	19,158	537,765
		3,067,011
Commercial Services & Supplies 2.5%
A.T. Cross Co. "A"*	2,529	27,263
ABM Industries, Inc.	14,004	279,380
Acco Brands Corp.*	29,268	214,827
Acorn Energy, Inc. (a)	4,794	37,441
ARC Document Solutions, Inc.*	9,656	24,719
Asset Acceptance Capital Corp.*	4,246	19,107
ASTA Funding, Inc.	2,439	23,195
Casella Waste Systems, Inc. "A"* (a)	9,737	42,648
CECO Environmental Corp.	1,926	19,164
Cenveo, Inc.* (a)	13,300	35,910
CompX International, Inc.	452	6,398
Consolidated Graphics, Inc.*	1,923	67,151
Courier Corp.	2,559	28,149
Deluxe Corp. (a)	13,183	425,020
Encore Capital Group, Inc.* (a)	5,662	173,371
EnergySolutions, Inc.*	21,222	66,213
EnerNOC, Inc.* (a)	6,358	74,707
Ennis, Inc.	6,654	102,937
G & K Services, Inc. "A"	4,816	164,466
Gerber Scientific, Inc.*	6,939	0
Healthcare Services Group, Inc.	17,539	407,431
Heritage-Crystal Clean, Inc.* (a)	2,060	30,921
Herman Miller, Inc.	15,158	324,684
HNI Corp. (a)	11,876	356,993
Innerworkings, Inc.* (a)	8,135	112,100
Interface, Inc. (a)	15,225	244,818
Intersections, Inc.	2,357	22,344
Kimball International, Inc. "B"	8,384	97,338
Knoll, Inc.	12,311	189,097
McGrath RentCorp.	6,412	186,076
Metalico, Inc.*	10,662	20,898
Mine Safety Appliances Co. (a)	7,134	304,693
Mobile Mini, Inc.*	9,957	207,404
Multi-Color Corp.	3,414	81,902
NL Industries, Inc. (a)	1,832	20,976
	Shares	Value ($)

Performant Financial Corp.*	2,583	26,088
Portfolio Recovery Associates, Inc.* (a)	4,468	477,451
Quad Graphics, Inc. (a)	6,491	132,352
Schawk, Inc.	2,999	39,467
Standard Parking Corp.* (a)	3,986	87,652
Steelcase, Inc. "A"	19,704	251,029
Swisher Hygiene, Inc.* (a)	30,213	52,873
Sykes Enterprises, Inc.*	10,037	152,763
Team, Inc.*	5,110	194,384
Tetra Tech, Inc.*	16,560	438,012
The Brink's Co. (a)	12,337	351,975
The Geo Group, Inc.	19,136	539,635
TMS International Corp. "A"* (a)	3,322	41,591
TRC Companies, Inc.*	3,842	22,360
U.S. Ecology, Inc.	4,698	110,591
UniFirst Corp.	3,778	277,003
United Stationers, Inc.	10,579	327,843
Viad Corp.	5,361	145,605
		8,108,415
Construction & Engineering 0.9%
Aegion Corp.*	10,101	224,141
Argan, Inc.	2,655	47,790
Comfort Systems U.S.A., Inc.	9,850	119,776
Dycom Industries, Inc.*	8,657	171,409
EMCOR Group, Inc.	17,312	599,168
Furmanite Corp.* (a)	9,652	51,831
Granite Construction, Inc.	10,035	337,377
Great Lakes Dredge & Dock Co.	15,595	139,263
Layne Christensen Co.*	5,247	127,345
MasTec, Inc.*	14,288	356,200
Michael Baker Corp. (a)	2,280	56,840
MYR Group, Inc.*	5,275	117,369
Northwest Pipe Co.*	2,425	57,861
Orion Marine Group, Inc.*	6,877	50,271
Pike Electric Corp.	4,276	40,836
Primoris Services Corp. (a)	7,633	114,800
Sterling Construction Co., Inc.*	4,300	42,742
Tutor Perini Corp.*	9,249	126,711
		2,781,730
Electrical Equipment 1.2%
Acuity Brands, Inc.	10,995	744,691
American Superconductor Corp.*	10,494	27,494
AZZ, Inc. (a)	6,586	253,100
Belden, Inc.	11,871	534,076
Brady Corp. "A" (a)	12,682	423,579
Capstone Turbine Corp.* (a)	80,089	71,279
Coleman Cable, Inc.	2,288	21,210
Encore Wire Corp. (a)	4,274	129,545
EnerSys*	12,525	471,316
Enphase Energy, Inc.* (a)	2,125	7,756
Franklin Electric Co., Inc.	6,127	380,916
FuelCell Energy, Inc.* (a)	37,513	34,400
Generac Holdings, Inc.	6,439	220,922
Global Power Equipment Group, Inc. (a)	4,326	74,191
II-VI, Inc.*	13,677	249,879
LSI Industries, Inc.	4,939	34,622
Powell Industries, Inc.* (a)	2,370	98,426
Preformed Line Products Co. (a)	570	33,869
Thermon Group Holdings, Inc.* (a)	3,730	84,037
Vicor Corp.*	5,406	29,301
		3,924,609
	Shares	Value ($)

Industrial Conglomerates 0.2%
Raven Industries, Inc.	9,430	248,575
Seaboard Corp.	79	199,860
Standex International Corp.	3,230	165,667
		614,102
Machinery 3.3%
Accuride Corp.* (a)	12,736	40,883
Actuant Corp. "A"	18,901	527,527
Alamo Group, Inc.	1,777	58,001
Albany International Corp. "A" (a)	7,132	161,754
Altra Holdings, Inc. (a)	6,938	152,983
American Railcar Industries, Inc. (a)	2,443	77,516
Ampco-Pittsburgh Corp.	2,295	45,854
Astec Industries, Inc.	5,194	173,116
Barnes Group, Inc.	14,192	318,752
Blount International, Inc.* (a)	12,692	200,787
Briggs & Stratton Corp. (a)	12,629	266,219
Cascade Corp. (a)	2,379	152,970
Chart Industries, Inc.*	7,741	516,092
CIRCOR International, Inc.	4,512	178,630
CLARCOR, Inc.	13,053	623,672
Columbus McKinnon Corp.*	4,903	80,998
Commercial Vehicle Group, Inc.*	6,545	53,734
Douglas Dynamics, Inc. (a)	5,570	80,152
Dynamic Materials Corp. (a)	3,487	48,469
Energy Recovery, Inc.*	10,991	37,369
EnPro Industries, Inc.*	5,336	218,242
ESCO Technologies, Inc. (a)	6,947	259,887
Federal Signal Corp.*	16,074	122,323
Flow International Corp.*	12,996	45,486
FreightCar America, Inc.	3,136	70,309
Gorman-Rupp Co.	3,872	115,502
Graham Corp.	2,450	47,775
Greenbrier Companies, Inc.* (a)	5,887	95,193
Hardinge, Inc.	3,137	31,182
Hurco Companies, Inc.*	1,628	37,444
Hyster-Yale Materials Handling, Inc.	2,859	139,519
John Bean Technologies Corp.	7,387	131,267
Kadant, Inc.*	2,954	78,311
Kaydon Corp. (a)	8,330	199,337
L.B. Foster Co. "A"	2,402	104,343
Lindsay Corp. (a)	3,318	265,838
Lydall, Inc.*	4,585	65,749
Meritor, Inc.*	24,857	117,574
Met-Pro Corp.	4,051	39,254
Middleby Corp.*	4,858	622,844
Miller Industries, Inc.	2,809	42,837
Mueller Industries, Inc.	5,164	258,355
Mueller Water Products, Inc. "A"	40,652	228,058
NN, Inc.*	4,544	41,623
Omega Flex, Inc. (a)	800	9,888
PMFG, Inc.* (a)	5,418	49,250
Proto Labs, Inc.* (a)	1,291	50,891
RBC Bearings, Inc.* (a)	5,729	286,851
Rexnord Corp.* (a)	7,475	159,218
Robbins & Myers, Inc.	10,004	594,738
Sauer-Danfoss, Inc.	3,022	161,284
Sun Hydraulics Corp.	5,323	138,824
Tennant Co.	4,913	215,926
The Eastern Co. (a)	1,668	26,388
Titan International, Inc. (a)	12,434	270,067
TriMas Corp.*	8,368	233,969
Twin Disc, Inc. (a)	2,230	38,869
	Shares	Value ($)

Wabash National Corp.*	17,715	158,904
Watts Water Technologies, Inc. "A" (a)	7,336	315,375
Woodward, Inc.	17,968	685,120
		10,569,292
Marine 0.0%
Genco Shipping & Trading Ltd.* (a)	7,928	27,669
International Shipholding Corp. (a)	1,425	23,484
Rand Logistics, Inc.* (a)	4,745	30,842
		81,995
Professional Services 1.3%
Acacia Research Corp.* (a)	12,943	331,988
Barrett Business Services, Inc.	1,760	67,038
CBIZ, Inc.*	9,545	56,411
CDI Corp. (a)	3,675	62,953
Corporate Executive Board Co.	8,744	414,990
CRA International, Inc.*	2,764	54,644
Dolan Co.*	8,156	31,727
Exponent, Inc.*	3,527	196,912
Franklin Covey Co.*	3,515	45,344
FTI Consulting, Inc.*	10,907	359,931
GP Strategies Corp.*	3,725	76,921
Heidrick & Struggles International, Inc. (a)	4,553	69,479
Hill International, Inc.*	6,325	23,150
Hudson Global, Inc.*	8,974	40,204
Huron Consulting Group, Inc.*	5,949	200,422
ICF International, Inc.*	5,266	123,435
Insperity, Inc. (a)	5,972	194,448
Kelly Services, Inc. "A"	6,869	108,118
Kforce, Inc.	7,316	104,838
Korn/Ferry International*	12,363	196,077
Mistras Group, Inc.*	3,964	97,871
Navigant Consulting, Inc.*	13,260	147,982
Odyssey Marine Exploration, Inc.* (a)	19,399	57,615
On Assignment, Inc.*	11,169	226,507
Pendrell Corp.* (a)	40,128	50,963
Resources Connection, Inc.	10,904	130,194
RPX Corp.*	5,668	51,239
The Advisory Board Co.*	8,954	418,958
TrueBlue, Inc.*	10,379	163,469
VSE Corp. (a)	973	23,848
WageWorks, Inc.*	1,753	31,203
		4,158,879
Road & Rail 1.2%
AMERCO (a)	2,250	285,322
Arkansas Best Corp. (a)	6,792	64,864
Avis Budget Group, Inc.*	27,690	548,816
Celadon Group, Inc. (a)	5,143	92,934
Genesee & Wyoming, Inc. "A"* (a)	11,502	875,072
Heartland Express, Inc. (a)	12,375	161,741
Knight Transportation, Inc.	15,002	219,479
Marten Transport Ltd. (a)	4,139	76,116
Old Dominion Freight Line, Inc.*	18,449	632,432
Patriot Transportation Holding, Inc.* (a)	1,580	44,919
Quality Distribution, Inc.*	5,736	34,416
Roadrunner Transportation Systems, Inc.*	3,734	67,735
Saia, Inc.*	4,246	98,168
Swift Transportation Co.* (a)	20,528	187,215
Universal Truckload Services, Inc.	1,496	27,302
	Shares	Value ($)

Werner Enterprises, Inc. (a)	11,524	249,725
Zipcar, Inc.* (a)	7,207	59,386
		3,725,642
Trading Companies & Distributors 1.0%
Aceto Corp.	6,673	66,997
Aircastle Ltd.	15,203	190,646
Applied Industrial Technologies, Inc. (a)	11,035	463,580
Beacon Roofing Supply, Inc.* (a)	12,225	406,848
BlueLinx Holdings, Inc.*	6,467	18,172
CAI International, Inc.*	3,751	82,334
DXP Enterprises, Inc.*	2,282	111,978
Edgen Group, Inc.*	4,012	28,325
H&E Equipment Services, Inc. (a)	7,434	112,030
Houston Wire & Cable Co. (a)	4,524	55,509
Kaman Corp. (a)	6,861	252,485
Rush Enterprises, Inc. "A"*	8,582	177,390
SeaCube Container Leasing Ltd. (a)	2,950	55,608
TAL International Group, Inc. (a)	7,627	277,470
Textainer Group Holdings Ltd. (a)	3,585	112,784
Titan Machinery, Inc.* (a)	4,324	106,803
Watsco, Inc. (a)	7,624	571,038
Willis Lease Finance Corp.*	1,420	20,320
		3,110,317
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.* (a)	4,725	62,417
Information Technology 16.1%
Communications Equipment 2.0%
ADTRAN, Inc. (a)	16,571	323,797
Ambient Corp.* (a)	726	2,185
Anaren, Inc.*	3,553	69,106
Arris Group, Inc.*	29,457	440,087
Aruba Networks, Inc.* (a)	28,925	600,194
Aviat Networks, Inc.*	15,896	52,298
Aware, Inc.	3,075	16,851
Bel Fuse, Inc. "B"	2,615	51,123
Black Box Corp.	4,287	104,346
CalAmp Corp.*	7,690	63,981
Calix, Inc.* (a)	9,998	76,885
Ciena Corp.* (a)	25,845	405,766
Comtech Telecommunications Corp. (a)	4,740	120,301
Digi International, Inc.*	6,804	64,434
Emulex Corp.*	22,353	163,177
Extreme Networks, Inc.* (a)	24,634	89,668
Finisar Corp.* (a)	23,716	386,571
Globecomm Systems, Inc.*	5,990	67,687
Harmonic, Inc.*	30,624	155,264
Infinera Corp.* (a)	28,164	163,633
InterDigital, Inc. (a)	10,632	436,975
Ixia* (a)	10,948	185,897
KVH Industries, Inc.* (a)	3,942	55,109
Loral Space & Communications, Inc.	2,869	156,819
NETGEAR, Inc.* (a)	9,899	390,219
NumereX Corp. "A"*	2,509	32,968
Oclaro, Inc.* (a)	17,471	27,429
Oplink Communications, Inc.*	5,046	78,617
ParkerVision, Inc.* (a)	20,348	41,306
PC-Tel, Inc.	4,967	35,762
Plantronics, Inc.	11,086	408,741
Procera Networks, Inc.*	4,964	92,082
	Shares	Value ($)

Riverbed Technology, Inc.*	1,112	21,929
Ruckus Wireless, Inc.* (a)	2,180	49,115
ShoreTel, Inc.* (a)	12,511	53,047
Sonus Networks, Inc.*	53,938	91,695
Sycamore Networks, Inc.	5,313	11,901
Symmetricom, Inc.*	11,136	64,255
Tellabs, Inc.	95,167	216,981
Telular Corp.	4,453	42,170
TESSCO Technologies, Inc.	1,444	31,970
Ubiquiti Networks, Inc. (a)	2,809	34,101
ViaSat, Inc.* (a)	9,773	380,170
Westell Technologies, Inc. "A"*	11,187	20,696
		6,377,308
Computers & Peripherals 0.7%
3D Systems Corp.* (a)	12,108	645,962
Avid Technology, Inc.* (a)	8,000	60,640
Cray, Inc.*	9,563	152,530
Datalink Corp.*	4,072	34,816
Electronics for Imaging, Inc.*	11,994	227,766
Imation Corp.*	7,894	36,865
Immersion Corp.*	7,059	48,495
Intermec, Inc.*	15,328	151,134
Intevac, Inc.*	6,166	28,179
OCZ Technology Group, Inc.* (a)	17,447	33,324
QLogic Corp.*	25,207	245,264
Quantum Corp.* (a)	58,898	73,033
Silicon Graphics International Corp.* (a)	8,188	83,763
STEC, Inc.*	9,117	44,947
Super Micro Computer, Inc.*	7,308	74,542
Synaptics, Inc.* (a)	8,714	261,158
		2,202,418
Electronic Equipment, Instruments & Components 2.2%
Aeroflex Holding Corp.*	5,160	36,120
Agilysys, Inc.* (a)	3,918	32,794
Anixter International, Inc.	7,298	466,926
Audience, Inc.* (a)	1,623	16,863
Badger Meter, Inc. (a)	3,745	177,550
Benchmark Electronics, Inc.*	14,910	247,804
Checkpoint Systems, Inc.*	10,483	112,587
Cognex Corp. (a)	11,180	411,648
Coherent, Inc.	6,147	311,161
CTS Corp.	8,699	92,470
Daktronics, Inc.	9,272	102,641
DTS, Inc.*	4,685	78,240
Echelon Corp.* (a)	10,727	26,281
Electro Rent Corp.	4,920	75,670
Electro Scientific Industries, Inc.	5,857	58,277
Fabrinet* (a)	5,524	72,585
FARO Technologies, Inc.*	4,387	156,528
FEI Co.	9,824	544,839
GSI Group, Inc.*	7,798	67,531
Insight Enterprises, Inc.*	11,525	200,189
InvenSense, Inc.* (a)	9,302	103,345
KEMET Corp.*	11,817	59,440
Key Tronic Corp.*	2,803	28,703
Littelfuse, Inc. (a)	5,665	349,587
Maxwell Technologies, Inc.* (a)	7,304	60,550
Measurement Specialties, Inc.*	3,889	133,626
Mercury Systems, Inc.*	7,871	72,413
Mesa Laboratories, Inc. (a)	688	34,476
Methode Electronics, Inc.	9,386	94,142
MTS Systems Corp.	4,191	213,448
	Shares	Value ($)

Multi-Fineline Electronix, Inc.*	2,319	46,867
Neonode, Inc.*	6,018	29,248
Newport Corp.*	9,878	132,859
OSI Systems, Inc.*	5,192	332,496
Park Electrochemical Corp.	5,315	136,755
PC Connection, Inc.	2,400	27,600
Plexus Corp.* (a)	9,057	233,671
Power-One, Inc.* (a)	17,744	72,928
RadiSys Corp.*	6,137	18,288
RealD, Inc.* (a)	10,745	120,451
Richardson Electronics Ltd. (a)	3,142	35,567
Rofin-Sinar Technologies, Inc.*	7,362	159,608
Rogers Corp.* (a)	4,202	208,671
Sanmina Corp.*	21,115	233,743
ScanSource, Inc.*	7,140	226,838
SYNNEX Corp.* (a)	6,882	236,603
TTM Technologies, Inc.* (a)	13,681	125,865
Universal Display Corp.* (a)	10,365	265,551
Viasystems Group, Inc.* (a)	1,161	14,164
Vishay Precision Group, Inc.*	3,234	42,754
Zygo Corp.*	4,108	64,496
		7,203,457
Internet Software & Services 2.2%
Angie's List, Inc.* (a)	9,113	109,265
Bankrate, Inc.* (a)	11,956	148,852
Bazaarvoice, Inc.* (a)	2,547	23,814
Blucora, Inc.*	10,394	163,290
Brightcove, Inc.* (a)	1,519	13,732
Carbonite, Inc.* (a)	3,027	28,000
comScore, Inc.*	9,104	125,453
Constant Contact, Inc.* (a)	7,847	111,506
Cornerstone OnDemand, Inc.* (a)	8,737	258,004
CoStar Group, Inc.* (a)	7,353	657,138
Dealertrack Technologies, Inc.* (a)	11,050	317,356
Demand Media, Inc.* (a)	7,514	69,805
Demandware, Inc.* (a)	1,752	47,865
Dice Holdings, Inc.*	10,974	100,741
Digital River, Inc.*	9,572	137,741
E2open, Inc.*	1,054	14,925
EarthLink, Inc.	27,180	175,583
Envestnet, Inc.*	5,269	73,502
ExactTarget, Inc.* (a)	2,617	52,340
Internap Network Services Corp.*	13,439	93,267
Intralinks Holdings, Inc.*	9,799	60,460
iPass, Inc.*	13,961	25,549
j2 Global, Inc.	12,056	368,672
Keynote Systems, Inc. (a)	3,953	55,698
Limelight Networks, Inc.*	16,309	36,206
Liquidity Services, Inc.*	6,141	250,921
LivePerson, Inc.* (a)	14,270	187,508
LogMeIn, Inc.* (a)	5,685	127,401
Marchex, Inc. "B"	5,551	22,815
Market Leader, Inc.*	5,904	38,671
MeetMe, Inc.* (a)	4,972	17,352
Millennial Media, Inc.*	3,060	38,342
Monster Worldwide, Inc.*	31,486	176,951
Move, Inc.*	10,390	78,860
NIC, Inc. (a)	16,648	272,028
OpenTable, Inc.* (a)	5,872	286,554
Perficient, Inc.* (a)	8,130	95,771
QuinStreet, Inc.*	8,765	58,901
RealNetworks, Inc.*	5,493	41,527
Responsys, Inc.*	9,593	57,174
	Shares	Value ($)

Saba Software, Inc.*	7,972	69,675
SciQuest, Inc.*	4,790	75,969
Spark Networks, Inc.* (a)	3,089	24,094
SPS Commerce, Inc.* (a)	3,188	118,817
Stamps.com, Inc.* (a)	3,485	87,822
Support.com, Inc.*	12,427	51,945
Synacor, Inc.*	1,810	9,901
TechTarget, Inc.* (a)	3,701	20,541
The Active Network, Inc.* (a)	10,418	51,152
Travelzoo, Inc.*	1,909	36,252
Trulia, Inc.*	1,804	29,297
United Online, Inc. (a)	23,375	130,666
Unwired Planet, Inc.*	22,941	27,529
ValueClick, Inc.* (a)	19,572	379,892
VistaPrint NV* (a)	8,886	291,994
Vocus, Inc.*	5,242	91,106
Web.com Group, Inc.* (a)	9,091	134,547
WebMD Health Corp.*	13,063	187,323
XO Group, Inc.*	6,554	60,952
Yelp, Inc.* (a)	2,261	42,620
Zix Corp.*	15,785	44,198
		6,985,832
IT Services 1.8%
Acxiom Corp.* (a)	20,017	349,497
CACI International, Inc. "A"* (a)	5,916	325,557
Cardtronics, Inc.*	11,497	272,939
Cass Information Systems, Inc. (a)	2,671	112,716
CIBER, Inc.*	19,541	65,267
Computer Task Group, Inc.*	3,875	70,641
Convergys Corp.	28,381	465,732
CSG Systems International, Inc.*	8,811	160,184
EPAM Systems, Inc.* (a)	1,302	23,566
Euronet Worldwide, Inc.*	13,131	309,892
Exlservice Holdings, Inc.*	6,049	160,298
Forrester Research, Inc. (a)	3,602	96,534
Global Cash Access Holdings, Inc.*	16,971	133,053
Heartland Payment Systems, Inc.	10,092	297,714
Higher One Holdings Inc.* (a)	8,119	85,574
iGATE Corp.* (a)	8,295	130,812
Innodata, Inc.*	5,942	22,461
Lionbridge Technologies, Inc.*	14,175	56,983
ManTech International Corp. "A" (a)	5,959	154,576
Mattersight Corp.*	2,722	13,528
MAXIMUS, Inc.	8,787	555,514
ModusLink Global Solutions, Inc.*	10,185	29,537
MoneyGram International, Inc.*	5,370	71,367
PRGX Global, Inc.*	6,391	41,222
Sapient Corp.* (a)	32,064	338,596
ServiceSource International, Inc.* (a)	13,302	77,817
Syntel, Inc.	4,015	215,164
TeleTech Holdings, Inc.* (a)	5,871	104,504
The Hackett Group, Inc.	6,586	28,188
TNS, Inc.*	6,398	132,631
Unisys Corp.* (a)	11,397	197,168
Virtusa Corp.*	4,670	76,728
WEX, Inc.* (a)	10,086	760,182
		5,936,142
Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.*	10,188	140,696
Alpha & Omega Semiconductor Ltd.* (a)	4,621	38,816
	Shares	Value ($)

Ambarella, Inc.*	1,551	17,294
Amkor Technology, Inc.* (a)	18,900	80,325
ANADIGICS, Inc.* (a)	17,316	43,636
Applied Micro Circuits Corp.*	17,224	144,682
ATMI, Inc.*	8,279	172,866
Axcelis Technologies, Inc.*	28,848	40,099
AXT, Inc.*	8,503	23,893
Brooks Automation, Inc.	17,130	137,897
Cabot Microelectronics Corp.	6,143	218,138
Cavium, Inc.* (a)	12,970	404,794
CEVA, Inc.*	5,959	93,854
Cirrus Logic, Inc.*	16,671	482,959
Cohu, Inc.	6,182	67,013
Cymer, Inc.*	8,019	725,158
Diodes, Inc.* (a)	9,114	158,128
DSP Group, Inc.*	5,203	29,969
Entegris, Inc.*	35,601	326,817
Entropic Communications, Inc.*	23,195	122,702
Exar Corp.*	9,403	83,687
First Solar, Inc.* (a)	15,709	485,094
FormFactor, Inc.* (a)	13,234	60,347
GSI Technology, Inc.* (a)	5,571	34,930
GT Advanced Technologies, Inc.* (a)	30,778	92,950
Hittite Microwave Corp.* (a)	8,245	512,014
Inphi Corp.* (a)	6,321	60,555
Integrated Device Technology, Inc.*	36,978	269,939
Integrated Silicon Solution, Inc.* (a)	7,155	64,395
Intermolecular, Inc.* (a)	3,716	33,072
International Rectifier Corp.*	17,974	318,679
Intersil Corp. "A"	33,224	275,427
IXYS Corp. (a)	6,197	56,641
Kopin Corp.*	16,681	55,548
Lattice Semiconductor Corp.*	31,184	124,424
LTX-Credence Corp.*	13,004	85,306
MA-COM Technology Solutions Holdings, Inc.*	1,630	24,401
Mattson Technology, Inc.*	15,699	13,187
MaxLinear, Inc. "A"* (a)	5,951	29,874
MEMC Electronic Materials, Inc.*	59,871	192,186
Micrel, Inc. (a)	12,444	118,218
Microsemi Corp.*	23,171	487,518
Mindspeed Technologies, Inc.* (a)	8,832	41,334
MIPS Technologies, Inc.* (a)	12,179	95,240
MKS Instruments, Inc.	13,689	352,902
Monolithic Power Systems, Inc.	7,907	176,168
MoSys, Inc.*	8,668	30,165
Nanometrics, Inc.*	5,957	85,900
NeoPhotonics Corp.* (a)	5,249	30,129
NVE Corp.* (a)	1,211	67,198
OmniVision Technologies, Inc.*	13,668	192,445
PDF Solutions, Inc.* (a)	6,254	86,180
Peregrine Semiconductor Corp.*	1,660	25,415
Pericom Semiconductor Corp.*	6,165	49,505
Photronics, Inc.*	15,331	91,373
PLX Technology, Inc.*	11,988	43,516
Power Integrations, Inc.	7,389	248,344
QuickLogic Corp.* (a)	12,516	27,160
Rambus, Inc.* (a)	28,545	139,300
RF Micro Devices, Inc.*	72,452	324,585
	Shares	Value ($)

Rubicon Technology, Inc.* (a)	4,227	25,827
Rudolph Technologies, Inc.*	8,474	113,975
Semtech Corp.* (a)	17,120	495,624
Sigma Designs, Inc.*	8,869	45,675
Silicon Image, Inc.*	21,296	105,628
Spansion, Inc. "A"*	12,458	173,291
STR Holdings, Inc.* (a)	8,021	20,213
SunPower Corp.* (a)	10,672	59,977
Supertex, Inc.	2,556	44,858
Tessera Technologies, Inc.	13,486	221,440
TriQuint Semiconductor, Inc.*	43,779	211,890
Ultra Clean Holdings*	7,250	35,598
Ultratech, Inc.*	6,805	253,826
Veeco Instruments, Inc.* (a)	10,129	299,008
Volterra Semiconductor Corp.*	6,566	112,738
		11,274,555
Software 3.7%
Accelrys, Inc.*	14,336	129,741
ACI Worldwide, Inc.* (a)	10,344	451,929
Actuate Corp.*	13,175	73,780
Advent Software, Inc.*	8,207	175,466
American Software, Inc. "A"	6,244	48,453
Aspen Technology, Inc.*	24,234	669,828
AVG Technologies NV*	2,103	33,290
Blackbaud, Inc.	11,714	267,431
Bottomline Technologies, Inc.*	9,081	239,648
BroadSoft, Inc.* (a)	7,166	260,341
Callidus Software* (a)	9,296	42,204
CommVault Systems, Inc.*	11,583	807,451
Comverse Technology, Inc.*	56,957	218,715
Comverse, Inc.*	5,695	162,478
Digimarc Corp. (a)	1,901	39,351
Ebix, Inc. (a)	7,314	117,536
Ellie Mae, Inc.* (a)	6,516	180,819
Eloqua, Inc.* (a)	2,428	57,276
Envivio, Inc.*	2,079	3,534
EPIQ Systems, Inc. (a)	7,974	101,908
ePlus, Inc.	1,066	44,068
Exa Corp.*	1,810	17,611
Fair Isaac Corp.	8,910	374,487
FalconStor Software, Inc.* (a)	8,242	19,204
FleetMatics Group PLC*	2,331	58,648
Glu Mobile, Inc.* (a)	14,500	33,205
Guidance Software, Inc.*	3,841	45,593
Guidewire Software, Inc.* (a)	5,355	159,151
Imperva, Inc.* (a)	2,446	77,122
Infoblox, Inc.* (a)	2,082	37,414
Interactive Intelligence Group* (a)	3,720	124,769
Jive Software, Inc.*	4,337	63,017
Manhattan Associates, Inc.*	5,292	319,319
Mentor Graphics Corp.*	24,309	413,739
MicroStrategy, Inc. "A"*	2,222	207,490
Monotype Imaging Holdings, Inc. (a)	9,483	151,538
NetScout Systems, Inc.*	9,539	247,919
Parametric Technology Corp.* (a)	30,993	697,652
Pegasystems, Inc. (a)	4,392	99,611
Pervasive Software, Inc.*	3,542	31,559
Progress Software Corp.* (a)	16,371	343,627
Proofpoint, Inc.* (a)	1,698	20,902
PROS Holdings, Inc.* (a)	5,588	102,204
QAD, Inc. "A"	1,775	25,560
QLIK Technologies, Inc.*	22,253	483,335
	Shares	Value ($)

Qualys, Inc.*	2,257	33,381
RealPage, Inc.* (a)	9,315	200,925
Rosetta Stone, Inc.* (a)	2,899	35,774
Sapiens International Corp.* (a)	3,661	14,644
SeaChange International, Inc.*	7,136	69,005
Sourcefire, Inc.* (a)	7,698	363,500
SS&C Technologies Holdings, Inc.*	8,824	204,011
Synchronoss Technologies, Inc.* (a)	7,159	150,983
Take-Two Interactive Software, Inc.*	20,264	223,107
Tangoe, Inc.* (a)	7,701	91,411
TeleNav, Inc.*	4,248	33,899
TiVo, Inc.*	32,435	399,599
Tyler Technologies, Inc.*	7,861	380,787
Ultimate Software Group, Inc.* (a)	6,902	651,618
VASCO Data Security International, Inc.* (a)	7,302	59,584
Verint Systems, Inc.* (a)	5,616	164,886
Virnetx Holding Corp.* (a)	10,935	320,177
Websense, Inc.*	9,616	144,625
		11,821,839
Materials 5.1%
Chemicals 2.1%
A. Schulman, Inc.	7,686	222,356
ADA-ES, Inc.* (a)	2,414	40,748
American Vanguard Corp. (a)	7,245	225,102
Arabian American Development Co.* (a)	5,349	44,450
Balchem Corp.	7,590	276,276
Calgon Carbon Corp.*	14,725	208,800
Chase Corp. (a)	1,651	30,709
Chemtura Corp.*	25,728	546,977
Ferro Corp.*	23,011	96,186
Flotek Industries, Inc.* (a)	12,668	154,550
FutureFuel Corp.	4,819	57,057
Georgia Gulf Corp. (a)	8,934	368,796
GSE Holding, Inc.* (a)	2,103	13,039
H.B. Fuller Co.	13,036	453,913
Hawkins, Inc. (a)	2,333	90,147
Innophos Holdings, Inc.	5,677	263,980
Innospec, Inc.	5,996	206,802
KMG Chemicals, Inc. (a)	1,977	34,736
Koppers Holdings, Inc. (a)	5,343	203,835
Kraton Performance Polymers, Inc.*	8,391	201,636
Landec Corp.*	6,369	60,442
LSB Industries, Inc.*	4,895	173,381
Minerals Technologies, Inc.	9,298	371,176
Olin Corp.	20,797	449,007
OM Group, Inc.*	8,354	185,459
Omnova Solutions, Inc.* (a)	11,890	83,349
PolyOne Corp.	23,381	477,440
Quaker Chemical Corp.	3,343	180,054
Sensient Technologies Corp. (a)	12,980	461,569
Spartech Corp.*	7,912	71,762
Stepan Co. (a)	4,346	241,377
Tredegar Corp.	6,264	127,911
Zep, Inc.	5,925	85,557
Zoltek Companies, Inc.* (a)	7,464	57,846
		6,766,425
Construction Materials 0.4%
Eagle Materials, Inc.	12,733	744,880
	Shares	Value ($)

Headwaters, Inc.*	16,096	137,782
Texas Industries, Inc.* (a)	5,854	298,612
United States Lime & Minerals, Inc.* (a)	464	21,864
		1,203,138
Containers & Packaging 0.2%
AEP Industries, Inc.*	1,035	61,303
Berry Plastics Group, Inc.*	7,666	123,269
Boise, Inc. (a)	26,136	207,781
Graphic Packaging Holding Co.*	43,949	283,911
Myers Industries, Inc.	8,628	130,714
UFP Technologies, Inc.*	1,471	26,361
		833,339
Metals & Mining 1.6%
A.M. Castle & Co.* (a)	4,420	65,283
AK Steel Holding Corp. (a)	35,312	162,435
AMCOL International Corp.	6,518	199,972
Century Aluminum Co.*	13,203	115,658
Coeur d'Alene Mines Corp.*	23,455	576,993
General Moly, Inc.* (a)	16,802	67,376
Globe Specialty Metals, Inc.	15,915	218,831
Gold Reserve, Inc.* (a)	14,021	46,409
Gold Resource Corp. (a)	7,729	119,104
Golden Minerals Co.* (a)	8,482	38,932
Golden Star Resources Ltd.* (a)	66,403	122,181
Handy & Harman Ltd.*	1,316	19,832
Haynes International, Inc.	3,163	164,065
Hecla Mining Co. (a)	74,385	433,665
Horsehead Holding Corp.* (a)	11,143	113,770
Kaiser Aluminum Corp.	5,020	309,684
Materion Corp.	5,223	134,649
McEwen Mining, Inc.* (a)	56,448	216,196
Metals U.S.A. Holdings Corp.	2,934	51,316
Midway Gold Corp.* (a)	34,402	47,819
Noranda Aluminum Holding Corp.	8,952	54,697
Olympic Steel, Inc.	2,416	53,490
Paramount Gold and Silver Corp.* (a)	32,756	75,994
Revett Minerals, Inc.* (a)	6,194	17,467
RTI International Metals, Inc.* (a)	7,850	216,346
Schnitzer Steel Industries, Inc. "A"	6,533	198,146
Stillwater Mining Co.*	30,088	384,525
SunCoke Energy, Inc.* (a)	18,140	282,803
U.S. Antimony Corp.* (a)	14,417	25,374
U.S. Silica Holdings, Inc. (a)	3,097	51,813
Universal Stainless & Alloy Products, Inc.*	1,831	67,326
Vista Gold Corp.* (a)	15,599	42,117
Worthington Industries, Inc.	13,620	353,984
		5,048,252
Paper & Forest Products 0.8%
Buckeye Technologies, Inc.	10,300	295,713
Clearwater Paper Corp.*	6,070	237,701
Deltic Timber Corp. (a)	2,794	197,312
KapStone Paper & Packaging Corp.	10,506	233,128
Louisiana-Pacific Corp.*	35,605	687,889
Neenah Paper, Inc. (a)	4,049	115,275
P.H. Glatfelter Co. (a)	11,139	194,710
Resolute Forest Products* (a)	21,098	279,338
Schweitzer-Mauduit International, Inc. (a)	8,139	317,665
Wausau Paper Corp. (a)	11,288	97,754
		2,656,485
	Shares	Value ($)

Telecommunication Services 0.7%
Diversified Telecommunication Services 0.6%
8x8, Inc.* (a)	18,261	134,949
Atlantic Tele-Network, Inc.	2,377	87,260
Cbeyond, Inc.*	6,845	61,879
Cincinnati Bell, Inc.* (a)	51,236	280,773
Cogent Communications Group, Inc.	12,100	273,944
Consolidated Communications Holdings, Inc. (a)	10,334	164,517
FairPoint Communications, Inc.* (a)	5,540	43,988
General Communication, Inc. "A"*	9,326	89,436
Hawaiian Telcom Holdco, Inc.* (a)	2,746	53,547
HickoryTech Corp. (a)	3,385	32,936
IDT Corp. "B" (a)	3,793	36,185
inContact, Inc.* (a)	9,525	49,339
Iridium Communications, Inc.*	12,474	84,075
Lumos Networks Corp.	3,931	39,389
magicJack VocalTec Ltd.* (a)	3,684	67,086
Neutral Tandem, Inc.	7,530	19,352
Orbcomm, Inc.*	8,994	35,256
Premiere Global Services, Inc.*	12,830	125,477
Primus Telecommunications Group, Inc. (a)	3,262	35,458
Towerstream Corp.* (a)	12,745	41,421
Vonage Holdings Corp.*	40,623	96,277
		1,852,544
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.* (a)	4,230	31,937
Leap Wireless International, Inc.*	13,704	91,132
NTELOS Holdings Corp. (a)	3,931	51,535
Shenandoah Telecommunications Co. (a)	6,312	96,637
U.S.A. Mobility, Inc. (a)	5,621	65,653
		336,894
Utilities 3.3%
Electric Utilities 1.5%
ALLETE, Inc.	9,856	403,899
Cleco Corp.	15,907	636,439
El Paso Electric Co.	10,331	329,662
Empire District Electric Co. (a)	11,123	226,687
IDACORP, Inc.	13,037	565,154
MGE Energy, Inc.	5,961	303,713
Otter Tail Corp.	9,473	236,825
PNM Resources, Inc.	20,583	422,157
Portland General Electric Co.	19,799	541,701
UIL Holdings Corp.	13,195	472,513
Unitil Corp. (a)	3,612	93,623
UNS Energy Corp. (a)	10,434	442,610
		4,674,983
Gas Utilities 1.0%
Chesapeake Utilities Corp.	2,487	112,910
Delta Natural Gas Co., Inc. (a)	1,824	35,659
New Jersey Resources Corp. (a)	10,839	429,441
Northwest Natural Gas Co.	6,903	305,113
Piedmont Natural Gas Co., Inc. (a)	18,627	583,211
South Jersey Industries, Inc. (a)	7,870	396,097
Southwest Gas Corp.	11,959	507,181
The Laclede Group, Inc.	5,891	227,452
WGL Holdings, Inc. (a)	13,400	525,146
		3,122,210
	Shares	Value ($)

Independent Power Producers & Energy Traders 0.1%
American DG Energy, Inc.* (a)	6,574	15,186
Atlantic Power Corp. (a)	29,363	335,619
Genie Energy Ltd. "B" (a)	3,759	26,689
Ormat Technologies, Inc. (a)	4,543	87,589
		465,083
Multi-Utilities 0.4%
Avista Corp.	15,239	367,412
Black Hills Corp.	11,510	418,274
CH Energy Group, Inc. (a)	3,840	250,445
NorthWestern Corp.	9,443	327,955
		1,364,086
Water Utilities 0.3%
American States Water Co. (a)	4,914	235,774
Artesian Resources Corp. "A" (a)	1,827	40,980
Cadiz, Inc.* (a)	3,195	25,304
California Water Service Group (a)	10,976	201,409
Connecticut Water Service, Inc. (a)	2,789	83,056
Consolidated Water Co., Ltd.	3,947	29,208
Middlesex Water Co.	4,173	81,624
SJW Corp. (a)	3,615	96,159
York Water Co. (a)	3,200	56,224
		849,738
Total Common Stocks (Cost $281,761,588)		312,030,056

Warrants 0.0%
Energy
Magnum Hunter Resources Corp., Expiration Date 10/14/2013* (Cost $0)	2,943	336

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135%**, 4/25/2013 (b) (Cost $1,334,429)	1,335,000	1,334,686

	Shares	Value ($)

Securities Lending Collateral 32.9%
Daily Assets Fund Institutional, 0.20% (c) (d) (Cost $105,827,002)	105,827,002	105,827,002

Cash Equivalents 2.2%
Central Cash Management Fund, 0.15% (c) (Cost $6,908,600)	6,908,600	6,908,600

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $395,831,619)†	132.6	426,100,680
Other Assets and Liabilities, Net (a)	(32.6)	(104,823,983)
Net Assets	100.0	321,276,697

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $401,220,321. At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $24,880,359. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $71,981,780 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,101,421.

(a) All or a portion of these securities were on loan amounting to $104,941,949. In addition, included in other assets and liabilities, net are pending sales, amounting to $504,257, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2012 amounted to $105,446,206, which is 32.8% of net assets.

(b) At December 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	3/15/2013	116	9,820,560	180,336

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks and Warrants (e)	$312,030,056	$—	$336	$312,030,392
Government & Agency Obligation	—	1,334,686	—	1,334,686
Short-Term Investments (e)	112,735,602	—	—	112,735,602
Derivatives (f)	180,336	—	—	180,336
Total	$424,945,994	$1,334,686	$336	$426,281,016

There have been no transfers between fair value measurement levels during the year ended December 31, 2012.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2012
Assets
Investments: Investments in non-affiliated securities, at value (cost $283,096,017) — including $104,941,949 of securities loaned	$313,365,078
Investment in Daily Assets Fund Institutional (cost $105,827,002)*	105,827,002
Investment in Central Cash Management Fund (cost $6,908,600)	6,908,600
Total investments in securities, at value (cost $395,831,619)	426,100,680
Receivable for investments sold	1,611,305
Receivable for Fund shares sold	66,386
Dividends receivable	360,115
Interest receivable	92,294
Receivable for variation margin on futures contracts	254,042
Other assets	6,126
Total assets	428,490,948
Liabilities
Cash overdraft	759,846
Payable upon return of securities loaned	105,827,002
Payable for Fund shares redeemed	416,274
Accrued management fee	55,666
Accrued Trustees' fees	3,144
Other accrued expenses and payables	152,319
Total liabilities	107,214,251
Net assets, at value	$321,276,697
Net Assets Consist of
Undistributed net investment income	5,735,971
Net unrealized appreciation (depreciation) on: Investments	30,269,061
Futures	180,336
Foreign currency	(16)
Accumulated net realized gain (loss)	8,552,475
Paid-in capital	276,538,870
Net assets, at value	$321,276,697
Class A Net Asset Value, offering and redemption price per share ($279,943,832 ÷ 20,638,404 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.56
Class B Net Asset Value, offering and redemption price per share ($41,332,865 ÷ 3,049,367 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$13.55

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2012
Investment Income
Income: Dividends (net of foreign taxes withheld of $6,341)	$6,116,825
Interest	1,360
Income distributions — Central Cash Management Fund	8,576
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	1,129,983
Total income	7,256,744
Expenses: Management fee	1,108,551
Administration fee	316,729
Services to shareholders	4,585
Distribution service fee (Class B)	107,337
Custodian fee	43,377
Professional fees	60,941
Reports to shareholders	125,685
Trustees' fees and expenses	11,903
Other	60,389
Total expenses before expense reductions	1,839,497
Expense reductions	(188,031)
Total expenses after expense reductions	1,651,466
Net investment income (loss)	5,605,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	12,381,412
Capital gain dividends received	66,246
Futures	615,720
Foreign currency	2,001
13,065,379
Change in net unrealized appreciation (depreciation) on: Investments	27,396,335
Futures	185,157
Foreign currency	(50)
27,581,442
Net gain (loss)	40,646,821
Net increase (decrease) in net assets resulting from operations	$46,252,099

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2012	2011
Operations: Net investment income (loss)	$5,605,278	$2,891,402
Net realized gain (loss)	13,065,379	16,289,359
Change in net unrealized appreciation (depreciation)	27,581,442	(33,488,013)
Net increase (decrease) in net assets resulting from operations	46,252,099	(14,307,252)
Distributions to shareholders from: Net investment income: Class A	(2,471,403)	(2,352,452)
Class B	(283,947)	(270,870)
Net realized gains: Class A	(65,554)	—
Class B	(10,491)	—
Total distributions	(2,831,395)	(2,623,322)
Fund share transactions: Class A Proceeds from shares sold	50,353,431	49,172,547
Reinvestment of distributions	2,536,957	2,352,452
Payments for shares redeemed	(66,922,809)	(65,044,297)
Net increase (decrease) in net assets from Class A share transactions	(14,032,421)	(13,519,298)
Class B Proceeds from shares sold	4,411,564	3,566,544
Reinvestment of distributions	294,438	270,870
Payments for shares redeemed	(10,455,590)	(10,035,764)
Net increase (decrease) in net assets from Class B share transactions	(5,749,588)	(6,198,350)
Increase (decrease) in net assets	23,638,695	(36,648,222)
Net assets at beginning of period	297,638,002	334,286,224
Net assets at end of period (including undistributed net investment income of $5,735,971 and $2,862,813, respectively)	$321,276,697	$297,638,002
Other Information
Class A Shares outstanding at beginning of period	21,776,446	22,942,780
Shares sold	3,881,846	4,067,878
Shares issued to shareholders in reinvestment of distributions	197,737	174,126
Shares redeemed	(5,217,625)	(5,408,338)
Net increase (decrease) in Class A shares	(1,138,042)	(1,166,334)
Shares outstanding at end of period	20,638,404	21,776,446
Class B Shares outstanding at beginning of period	3,504,335	4,003,137
Shares sold	341,336	297,764
Shares issued to shareholders in reinvestment of distributions	22,930	20,035
Shares redeemed	(819,234)	(816,601)
Net increase (decrease) in Class B shares	(454,968)	(498,802)
Shares outstanding at end of period	3,049,367	3,504,335

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended December 31,
Class A	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.77	$12.41	$9.90	$8.63	$14.71
Income (loss) from investment operations: Net investment income (loss)a	.23	.12	.10	.10	.18
Net realized and unrealized gain (loss)	1.67	(.65)	2.51	1.93	(4.77)
Total from investment operations	1.90	(.53)	2.61	2.03	(4.59)
Less distributions from: Net investment income	(.11)	(.11)	(.10)	(.16)	(.20)
Net realized gains	(.00 )*	—	—	(.60)	(1.29)
Total distributions	(.11)	(.11)	(.10)	(.76)	(1.49)
Net asset value, end of period	$13.56	$11.77	$12.41	$9.90	$8.63
Total Return (%)b	16.25	(4.41)	26.39	26.57	(34.12)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	280	256	285	258	198
Ratio of expenses before expense reductions (%)	.55	.52	.52	.56	.54
Ratio of expenses after expense reductions (%)	.49	.50	.52	.50	.47
Ratio of net investment income (loss) (%)	1.81	.94	.96	1.19	1.51
Portfolio turnover rate (%)	20	15	16	26	25
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Amount is less than $.005.

	Years Ended December 31,
Class B	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$11.77	$12.40	$9.89	$8.62	$14.70
Income (loss) from investment operations: Net investment income (loss)a	.20	.08	.08	.08	.15
Net realized and unrealized gain (loss)	1.66	(.64)	2.50	1.93	(4.77)
Total from investment operations	1.86	(.56)	2.58	2.01	(4.62)
Less distributions from: Net investment income	(.08)	(.07)	(.07)	(.14)	(.17)
Net realized gains	(.00 )*	—	—	(.60)	(1.29)
Total distributions	(.08)	(.07)	(.07)	(.74)	(1.46)
Net asset value, end of period	$13.55	$11.77	$12.40	$9.89	$8.62
Total Return (%)b	15.88	(4.58)	26.11	26.27	(34.33)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	41	50	45	42
Ratio of expenses before expense reductions (%)	.80	.77	.77	.81	.79
Ratio of expenses after expense reductions (%)	.74	.75	.77	.75	.72
Ratio of net investment income (loss) (%)	1.54	.69	.71	.93	1.26
Portfolio turnover rate (%)	20	15	16	26	25
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Amount is less than $.005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate up to 0.25% and 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2012, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:
Undistributed ordinary income*	$6,029,306
Undistributed long-term capital gains	$13,736,175
Unrealized appreciation (depreciation) on investments	$24,880,359

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2012	2011
Distributions from ordinary income*	$2,755,350	$2,623,322
Distributions from long-term capital gains	$76,045	$—

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends received on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2012, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2012 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,673,000 to $9,863,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$180,336

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$615,720

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$185,157

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $60,604,288 and $60,299,164, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a sub-advisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

For the period from January 1, 2012 through September 30, 2012, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.50%
Class B	.75%

For the period from October 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.45%
Class B	.70%

Accordingly, for the year ended December 31, 2012, the Advisor waived a portion of its management fee aggregating $186,975, and the amount charged aggregated $921,576, which was equivalent to an annual effective rate of 0.29% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2012, the Administration Fee was $316,729, of which $26,636 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2012, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2012
Class B	$107,337	$8,672

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2012
Class A	$1,056	$1,056	$—
Class B	314	—	216
	$1,370	$1,056	$216

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $24,997, of which $8,564 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Security Lending Fees. Effective January 24, 2013, Deutsche Bank AG serves as lending agent for the Fund.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2012.

F. Ownership of the Fund

At December 31, 2012, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, owning 55% and 11%. At December 31, 2012, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 42% and 29%, respectively.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Small Cap Index VIP (the "Fund") at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 14, 2013	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses (Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2012 to December 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2012
Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/12	$1,000.00	$1,000.00
Ending Account Value 12/31/12	$1,071.90	$1,070.30
Expenses Paid per $1,000*	$2.50	$3.75
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/12	$1,000.00	$1,000.00
Ending Account Value 12/31/12	$1,022.72	$1,021.52
Expenses Paid per $1,000*	$2.44	$3.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.48%	.72%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Tax Information (Unaudited)

The Fund paid distributions of $0.003 per share from net long-term capital gains during its year ended December 31, 2012, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $15,117,000 as capital gain dividends for its year ended December 31, 2012, of which 100% represents 15% rate gains.

For corporate shareholders, 95% of the ordinary dividends paid during the Fund's fiscal year ended December 31, 2012 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Investment Management Agreement Approval

The Board of Trustees approved the renewal of DWS Small Cap Index VIP's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DWS and Northern Trust Investments, Inc. ("NTI") in September 2012.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2012, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DWS of lower expense caps for the coming year than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank ("DB"), DWS's parent company, announced that DB's new management team had concluded the strategic review of its global asset management business announced in late 2011 by DB's prior management team, and would combine its Asset Management (of which DWS is a part) and Wealth Management divisions. Prior to approving the investment management agreements, the Independent Trustees were apprised of the expected management and structure of the new combined Asset & Wealth Management division ("AWM") and DWS. DB also advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB and AWM, and that DB would be reinvesting a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into a combined AWM division, including enhancements to its investment capabilities. DB also confirmed its commitment to maintaining strong legal and compliance groups within the combined division.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board also requested and received information regarding DWS's oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for each of the one-, three- and five-year periods ended December 31, 2011, the Fund's performance (Class A shares) was in the 3rd quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2011). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2011) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DWS pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and NTI and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and NTI related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013,9 and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013,9 and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003- present); Portland General Electric2 (utility company) (2003-present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; North Bennett Street School (Boston); former Directorships: Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	103	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007-2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011-2012)	103	—
Paul K. Freeman (1950) Board Member since 1993, and Chairperson (2009-Jan. 8, 2013)	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998); Directorships: Denver Zoo Foundation (December 2012-present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	103
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

Rebecca W. Rimel (1951) Board Member since 1995
President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011-2013); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994-2012)
		103	Director, Becton Dickinson and Company2 (medical technology company) (2012-present); Director, CardioNet, Inc.2 (health care) (2009-present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998-2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	103	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	106	—

Interested Board Member and Officer4
Name, Year of Birth, Position with the Fund and Length of Time Served1,6	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Michael J. Woods5 (1967) Board Member since 2013,9 and Executive Vice President since 20139
Managing Director,3 Deutsche Asset & Wealth Management (2009-present); Head of the Americas Asset Management Business for Deutsche Bank, Member of the Asset and Wealth Management ("AWM") Extended Executive Committee, AWM Global Client Group Executive Committee and the AWM Active Asset Management Executive Committee; CEO and US Regional Head of DWS Investments; formerly: Sr. VP, Head of the Financial Intermediaries and Investments Group of Evergreen Investments (2007-2009), CEO and Vice Chairman of Board of Directors of XTF Global Asset Management (2006-2007), Managing Director — US Head of Sub-Advisory and Investment Only Business at Citigroup Asset Management (2000-2006). Mr. Woods is currently a board member of The Children's Village, The Big Brothers Big Sisters Organization, and The Mutual Fund Education Alliance.
		39	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served6	Business Experience and Directorships During the Past Five Years
W. Douglas Beck, CFA7 (1967) President, 2011-present
Managing Director,3 Deutsche Asset & Wealth Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly: Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette8 (1962) Vice President and Secretary, 1999-present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert7 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson8 (1962) Chief Legal Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow7 (1970) Vice President, 2012-present	Director,3 Deutsche Asset & Wealth Management
Hepsen Uzcan8 (1974) Assistant Secretary, since 20139	Vice President, Deutsche Asset & Wealth Management
Paul Antosca8 (1957) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Jack Clark8 (1967) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally8 (1966) Assistant Treasurer, 2007-present	Director,3 Deutsche Asset & Wealth Management
John Caruso7 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director,3 Deutsche Asset & Wealth Management
Robert Kloby7 (1962) Chief Compliance Officer, 2006-present	Managing Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The mailing address of Mr. Woods is 60 Wall Street, New York, New York 10005. Mr. Woods is an interested Board Member by virtue of his positions with Deutsche Asset & Wealth Management. As an interested person, Mr. Woods receives no compensation from the fund. Mr. Woods is a board member of the following trusts and corporations: Cash Account Trust, DWS Market Trust, DWS Money Funds, DWS State Tax-Free Income Series, DWS Target Fund, DWS Value Series, Inc., DWS Variable Series II, Investors Cash Trust, Tax-Exempt California Money Market Fund, DWS Global High Income Fund, Inc., DWS High Income Opportunities Fund, Inc., DWS High Income Trust, DWS Multi-Market Income Trust, DWS Municipal Income Trust, DWS Strategic Income Trust and DWS Strategic Municipal Income Trust.

6 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

7 Address: 60 Wall Street, New York, NY 10005.

8 Address: One Beacon Street, Boston, MA 02108.

9 Effective as of January 9, 2013.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-scif-2 (R-025818-2 2/13)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SMALL CAP INDEX VIP
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$43,315	$0	$0	$0
2011	$41,762	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$56,300	$0
2011	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$0	$56,300	$0	$56,300
2011	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2013